United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21803

                        THE CAMPBELL MULTI-STRATEGY TRUST

             (Exact name of the registrant as specified in charter)

                          210 West Pennsylvania Avenue
                             Towson, Maryland 21204

               (Address of principle executive offices) (Zip code)

                                Theresa D. Becks
                    Campbell & Company Investment Adviser LLC
                          210 West Pennsylvania Avenue
                             Towson, Maryland 21204

                    (name and address for agent for service)

        Registrant's telephone number including area code: (800) 698-7235

                   Date of fiscal year end: December 31, 2007

                    Date of reporting period: March 31, 2007

Item 1. Schedule of Investments (Unaudited)

INVESTMENT SECURITIES

                                                                                                                    % OF NET
      Common Stocks (United States)                                                    SHARES        VALUE        ASSET VALUE
      -----------------------------                                                   -------   ---------------   -----------
              Basic Materials
                                 AIRGAS INC                                             8,911           375,599          0.12%
                                 AK STEEL HOLDING CORP *                               77,751         1,818,596          0.58%
                                 ASHLAND INC                                            8,291           543,890          0.17%
                                 CF INDS HLDGS INC                                     27,130         1,045,861          0.33%
                                 CHAPARRAL STL CO DEL                                   4,496           261,532          0.08%
                                 DU PONT E I DE      NEMOURS & CO.                     12,038           595,038          0.19%
                                 ECOLAB INC                                             5,242           225,406          0.07%
                                 FMC CORP                                               2,319           174,922          0.06%
                                 HERCULES INC *                                         1,370            26,770          0.01%
                                 INTERNATIONAL FLAVORS & FRAGRA                         4,454           210,318          0.07%
                                 MEADWESTVACO CORP                                     10,459           322,556          0.10%
                                 MYERS INDS INC                                           312             5,828          0.00%
                                 OM GROUP INC *                                        41,853         1,869,992          0.60%
                                 PACTIV CORP *                                         75,895         2,560,697          0.82%
                                 SONOCO PRODS CO                                        2,701           101,504          0.03%
                                 VALSPAR CORP                                             215             5,983          0.00%
                                 WEYERHAEUSER CO                                        2,941           219,811          0.07%
                                                                                                ---------------   -----------
                                                                                                     10,364,303          3.30%
                                                                                                ---------------   -----------

              Communications
                                 CROWN CASTLE INTERNATIONAL COR *                       1,729            55,553          0.02%
                                 CTMUNICATIONS INC                                     14,675           353,668          0.11%
                                 CENTURYTEL INC MONR OE LA                             20,475           925,265          0.30%
                                 CITIZENSMUNICATIONS CO                                36,397           544,135          0.17%
                                 FAIRPOINTMUNICATIONS INC                               3,409            65,487          0.02%
                                 IOWA TELECOMM SR                                         818            16,360          0.01%
                                 QWESTMUNICATIONS INTL INC *                           17,106           153,783          0.05%
                                 SYNIVERSE HLDGS INC *                                  6,401            67,467          0.02%
                                 USA MOBILITY INC *                                    35,240           702,332          0.22%
                                                                                                ---------------   -----------
                                                                                                      2,884,050          0.92%
                                                                                                ---------------   -----------

              Consumer, Cyclical
                                 AARON RENTS INC CL B                                   3,166            83,709          0.03%
                                 AEROPOSTALE *                                          6,112           245,886          0.08%
                                 AMERICAN EAGLE OUTFITTERS INC                         13,843           415,152          0.13%
                                 AMERICAN GREETINGS CORP CL A                             612            14,205          0.00%
                                 ANN TAYLOR STORES CORP *                               4,715           182,848          0.06%
                                 AUTOLIV INC                                            5,189           296,344          0.09%
                                 AUTOZONE INC *                                           449            57,535          0.02%
                                 BEAZER HOMES USA INC                                   3,805           110,459          0.04%
                                 BIG 5 SPORTING GOODS CORP                                462            11,975          0.00%
                                 BIG LOTS INC *                                        10,130           316,866          0.10%
                                 BLACK & DECKER MFG  CO                                20,931         1,708,388          0.54%
                                 BLOCK H & R INC                                       12,004           252,564          0.08%
                                 BLUE NILE INC *                                       32,096         1,305,023          0.42%
                                 BLYTH INC                                              5,883           124,190          0.04%
                                 BRIGHT HORIZONS FAMILY  SOLUTI *                       2,406            90,827          0.03%
                                 BUCKLE INC                                               306            10,924          0.00%
                                 BUILDING MATLS HLDG CORP                              85,159         1,542,229          0.49%
                                 CBRL GROUP INC                                         7,769           359,705          0.11%
                                 CHARLOTTE RUSSE HLDG INC *                             9,509           274,525          0.09%
                                 CHOICE HOTELS INTL INC                                20,650           731,630          0.23%
                                 CIRCUIT CITY STORES INC                               24,666           457,061          0.15%
                                 CLAIRE'S STORES INC                                    3,397           109,112          0.03%
                                 CSK AUTO CORP *                                        3,164            54,421          0.02%
                                 D.R. HORTON INC                                        1,907            41,954          0.01%
                                 DEVRY INC DEL                                          9,071           266,234          0.08%
                                 DIRECTV GROUP INC *                                   15,489           357,331          0.11%
                                 DOMINOS PIZZA                                         66,375         2,155,196          0.69%
                                 DRESS BARN INC *                                       8,630           179,590          0.06%
                                 EASTMAN KODAK CO                                         269             6,069          0.00%
                                 EMMISMUNICATIONS CORP CL A *                          76,127           642,512          0.20%
                                 FOSSIL INC *                                             355             9,397          0.00%
                                 GAP INC                                               15,423           265,430          0.08%
                                 GENTEX CORP                                              568             9,230          0.00%
                                 GYMBOREE CORP *                                       12,490           500,474          0.16%
                                 HARLEY DAVIDSON INC                                   49,885         2,930,744          0.93%
                                 HASBRO INC                                             3,306            94,618          0.03%
                                 HOME DEPOT INC                                        79,464         2,919,507          0.93%
                                 IHOP CORP NEW                                            514            30,146          0.01%
                                 INTERNATIONAL GAME  TECHNOLOGY                        39,130         1,580,069          0.50%
                                 JACK IN THE BOX *                                        527            36,432          0.01%
                                 JACKSN HWT TX SR                                       4,874           156,845          0.05%
                                 JC PENNEY CO INC                                       2,799           229,966          0.07%
                                 JONES APPAREL GROUP INC                                4,647           142,802          0.05%
                                 KB HOME                                               44,528         1,900,010          0.61%
                                 KELLWOOD CO                                           25,810           757,007          0.24%
                                 KIMBALL INTL INC CL B                                  1,362            26,259          0.01%
                                 KOHLS CORP *                                           5,312           406,952          0.13%
                                 LEAR CORP *                                           14,217           519,063          0.17%
                                 LEE ENTERPRISES INC                                    1,762            52,948          0.02%
                                 LENNAR CORP CL A                                      43,050         1,817,141          0.58%
                                 LIMITED BRANDS INC                                    14,651           381,805          0.12%
                                 LIZ CLAIBORNE INC                                      8,193           351,070          0.11%
                                 M / I HOMES INC                                           68             1,805          0.00%
                                 MARVEL ENTMT INC *                                    68,081         1,889,248          0.60%
                                 MATTEL INC                                            49,829         1,373,786          0.44%
                                 MCGRAW-HILL COS INC                                    2,478           155,817          0.05%
                                 NAUTILUS INC                                           1,661            25,629          0.01%
                                 NEWELL RUBBERMAID INC MEDIUM T                         2,638            82,015          0.03%
                                 NORDSTROM INC                                          1,953           103,392          0.03%
                                 NUTRI SYS INC NEW *                                    3,816           199,997          0.06%
                                 OAKLEY INC                                            10,826           218,036          0.07%
                                 PAPA JOHNS INTL INC *                                 56,061         1,648,193          0.53%
                                 PAYLESS SHOESOURCE INC *                              61,087         2,028,088          0.65%
                                 PINNACLE ENTERTAINMENT *                              40,634         1,181,230          0.38%
                                 PULTE HOMES INC                                       50,448         1,334,854          0.43%
                                 QUIKSILVER INC *                                      67,949           788,208          0.25%
                                 RADIOSHACK CORP DEL                                   36,308           981,405          0.31%
                                 RARE HOSPITALITY INTL INC *                            1,406            42,307          0.01%
                                 RC2 CORPORATION *                                      3,788           152,997          0.05%
                                 RETAIL VENTURES HOLDINGS INC *                        11,606           244,306          0.08%
                                 SAKS INC *                                                73             1,521          0.00%
                                 SCHOLASTIC CORP *                                      2,671            83,068          0.03%
                                 SELECTFORT CORP *                                      4,246            75,579          0.02%
                                 SOTHEBYS CL A                                         49,265         2,191,307          0.71%
                                 STAMPS.COM INC *                                       2,441            35,077          0.01%
                                 STANLEY WKS                                            1,408            77,947          0.02%
                                 STARWOOD HOTELS                                          297            19,260          0.01%
                                 THOR INDUSTRIES INC                                    1,344            52,940          0.03%
                                 TIMBERLAND CO CL A *                                  18,932           492,800          0.16%
                                 TJX COS INC NEW                                       25,502           687,534          0.22%
                                 TUESDAY MORNING CORP                                   3,047            45,217          0.02%
                                 UNITED AUTO GROUP INC                                 15,392           312,458          0.10%
                                 VALUEVISION MEDIA INC CL A *                             735             9,085          0.00%
                                 WALT DISNEYPANY (HOLDING COMPANY)                      6,604           227,376          0.07%
                                 WEIGHT WATCHERS INTL INC NEW                           2,066            95,222          0.03%
                                 WENDY'S INTERNATIONAL INC                             34,824         1,089,991          0.35%
                                 WESTWOOD ONE INC                                      13,440            92,334          0.03%
                                 WINNEBAGO INDS INC                                    21,515           723,549          0.23%
                                                                                                ---------------   -----------
                                                                                                     46,285,957         14.76%
                                                                                                ---------------   -----------

              Consumer, Non-Cyclical
                                 CHATTEM INC *                                         11,540           680,168          0.22%
                                 CORN PRODS INTL INC                                    4,028           143,357          0.05%
                                 ELIZABETH ARDEN INC *                                  1,965            42,876          0.01%
                                 HEINZ H J CO                                             721            33,974          0.01%
                                 KROGER CO                                             21,130           596,923          0.19%
                                 LOEWS CORP CAROLNA GP                                 30,174         2,281,456          0.73%
                                 PERFORMANCE FOOD GROUP CO *                            4,877           150,553          0.05%
                                 PLAYTEX PRODUCTS INC *                                31,313           424,917          0.14%
                                 REDDY ICE HLDGS INC                                   15,253           460,336          0.15%
                                 REYNOLDS AMERN INC                                       360            22,468          0.01%
                                 Safeway Inc (formerly Safeway                         16,195           593,385          0.19%
                                 SYSCO CORP                                            35,920         1,215,174          0.39%
                                 UNITED NAT FOODS INC *                                 4,998           153,139          0.05%
                                 USANA HEALTH SCIENCES INC *                            6,023           282,298          0.09%
                                 UST INC                                               33,755         1,957,112          0.61%
                                 WD 40 CO                                                 350            11,099          0.00%
                                                                                                ---------------   -----------
                                                                                                      9,049,235          2.89%
                                                                                                ---------------   -----------

              Energy
                                 BAKER HUGHES INC                                      12,151           803,546          0.26%
                                 CABOT OIL & GAS CORP                                   1,235            83,140          0.03%
                                 COMSTOCK RES INC *                                    35,656           976,261          0.31%
                                 DEVON ENERGY CORP                                      2,275           157,476          0.05%
                                 EDGE PETROLEUM CORPORATION  DE *                       5,828            72,967          0.02%
                                 EL PASO CORP                                           1,392            20,142          0.01%
                                 EXXON MOBIL CORP                                      20,195         1,523,713          0.49%
                                 GENERAL MARITIME CORP                                 48,041         1,387,424          0.44%
                                 GREY WOLF INC *                                       10,866            72,802          0.02%
                                 HARVEST NATURAL RESOURCES INC *                       17,937           174,706          0.06%
                                 HORIZON OFFSHORE INC *                                 2,853            41,254          0.01%
                                 HYDRIL *                                              21,432         2,062,616          0.66%
                                 LONE STAR TECHNOLOGIES INC *                          10,432           688,825          0.22%
                                 LUFKIN INDS INC                                           67             3,764          0.00%
                                 NEWFIELD EXPL CO *                                     1,279            53,347          0.02%
                                 OCEANEERING INTL INC *                                 3,365           141,734          0.05%
                                 OVERSEAS SHIPHOLDING GROUP INC                        12,398           776,115          0.25%
                                 PATTERSON-UTI ENERGY INC (EX P                        18,235           409,193          0.13%
                                 SWIFT ENERGY CO *                                      9,639           402,621          0.13%
                                 TODCO *                                                  748            30,167          0.01%
                                 TRICO MARINE SVCS INC *                               14,704           547,871          0.17%
                                 UNIVERSALPRESSION HLDGS  I *                             404            27,343          0.01%
                                 USEC INC *                                            41,088           667,680          0.21%
                                 W-H ENERGY SVCS INC *                                    676            31,596          0.00%
                                                                                                ---------------   -----------
                                                                                                     11,156,303          3.56%
                                                                                                ---------------   -----------

              Financial
                                 ADVANTA CORP CL B                                        805            35,291          0.01%
                                 ALLSTATE CORP                                         33,243         1,996,575          0.64%
                                 AMERICREDIT CORP *                                    26,635           608,876          0.19%
                                 APARTMENT INVESTMENT & MANAGEM CL A                    8,623           497,461          0.16%
                                 ARCHSTONE-SMITH TR REIT                               41,093         2,230,528          0.71%
                                 ASSET ACCEP CORP *                                       546             8,447          0.00%
                                 ASSURANT INC                                             833            44,674          0.01%
                                 ASTORIA FINL CORP                                      5,665           150,632          0.05%
                                 AVALONBAYMUNITIES INC                                 16,882         2,194,660          0.70%
                                 BANKUNITED FINANCIAL CORP CL A                         1,295            27,467          0.01%
                                 BEAR STEARNSPANIES INC                                   965           145,088          0.05%
                                 BOSTON PROPERTIES INC  MASSACH REIT                    3,457           405,852          0.13%
                                 CAMDEN PROPERTY TRUST REIT                               583            40,991          0.01%
                                 CATHAY GEN BANCORP                                       681            23,140          0.01%
                                 CIT GROUP INC NEW                                     52,576         2,782,322          0.89%
                                 CNA FINL CORP *                                       27,136         1,169,290          0.37%
                                 COMPUCREDIT CORP *                                    11,121           347,198          0.11%
                                 COUNTRYWIDE FINANCIAL CORP                            53,086         1,785,813          0.57%
                                 COUSINS PPTYS INC REIT                                 9,293           305,368          0.10%
                                 DOWNEY FINL CORP                                       2,711           174,968          0.06%
                                 E TRADE FINL CORP *                                   10,215           216,762          0.07%
                                 EMC INSURANCE GROUP INC                                  197             5,083          0.00%
                                 EQUITY RESIDENTIAL REIT                                3,523           169,914          0.05%
                                 ESSEX PPTY TR INC                                      5,968           772,737          0.25%
                                 FEDERAL HOME LN MTG CORP MEDI                            393            23,380          0.01%
                                 FEDERAL REALTY INVESTMENT TRUS REIT                      716            64,884          0.02%
                                 FIRST INDUSTRIAL REALTY TRUST REIT                       378            17,123          0.01%
                                 FIRST NIAGARA FINL GROUP INC                           1,004            13,966          0.00%
                                 FLAGSTAR BANCORP INC                                   2,007            23,984          0.01%
                                 GOLDMAN SACHS GROUP INC MEDIUM                         5,647         1,166,840          0.37%
                                 Health Care Property Investors REIT                   33,402         1,203,474          0.38%
                                 HOME PROPERTIES INC                                    8,030           424,064          0.14%
                                 HOSPITALITY PROPERTIES TRUST                             367            17,176          0.01%
                                 HUNTINGTON NATL BK COLUMBUS OH                         8,314           181,661          0.06%
                                 INDYMAC BANCORP INC                                   29,784           954,577          0.30%
                                 JANUS CAPITAL GROUP INC                                1,594            33,331          0.01%
                                 JEFFERIES GROUP INC NEW                                6,365           184,267          0.06%
                                 JPMORGAN CHASE & CO                                    3,158           152,784          0.05%
                                 LEHMAN BROTHERS HLDGS INC MEDI                         6,735           471,921          0.15%
                                 LOEWS CORP                                             3,366           152,917          0.05%
                                 M & T BK CORP                                          1,320           152,896          0.05%
                                 MACK-CALI REALTY CORP REIT                             3,838           182,804          0.06%
                                 MBIA INC                                              11,869           777,301          0.25%
                                 MCG CAPITAL CORP                                       1,202            22,550          0.01%
                                 MERRILL LYNCH & CO INC                                15,997         1,306,475          0.42%
                                 MGIC INVT CORP                                        21,739         1,280,862          0.41%
                                 MOODYS CORP                                            9,906           614,766          0.20%
                                 MORGAN STANLEY                                         8,600           677,336          0.22%
                                 NATIONAL CITY CORP                                    42,917         1,598,658          0.51%
                                 NATIONWIDE FINL SVCS INC CL A                         42,270         2,276,662          0.73%
                                 NATIONWIDE HEALTH PROPERTIES I                         1,313            41,044          0.01%
                                 NUVEEN INVESTMENTS INC CL A                              895            42,334          0.01%
                                 OCWEN FINL CORP *                                     47,995           617,696          0.20%
                                 ODYSSEY RE HOLDING CORP                                2,752           108,181          0.03%
                                 OHIO CASUALTY CORP                                     4,489           134,446          0.04%
                                 PHILADELPHIA CONS HLDG CORP *                            135             5,939          0.00%
                                 PIPER JAFFRAY COS *                                   12,257           759,199          0.24%
                                 PMI GROUP INC                                         46,957         2,123,396          0.68%
                                 PNC FINANCIAL SERVICES GROUP                           3,245           233,543          0.07%
                                 PROTECTIVE LIFE CORP DEL                               1,042            45,890          0.01%
                                 PUBLIC STORAGE INC REIT                               21,335         2,019,784          0.64%
                                 RADIAN GROUP INC                                      12,529           687,592          0.22%
                                 SAFETY INS GROUP INC                                  25,610         1,027,473          0.33%
                                 SELECTIVE INSURANCE GROUP INC                          1,178            29,992          0.01%
                                 SIMON PROPERTY GROUP INC REIT                            336            37,379          0.01%
                                 THE FIRST MARBLEHEAD CORP                             45,171         2,027,725          0.65%
                                 THE HANOVER INSURANCE GROUP IN                           403            18,585          0.01%
                                 TRADESTATION GP *                                      1,994            25,103          0.01%
                                 TRAVELERS COS INC                                     38,728         2,004,948          0.63%
                                 TRIAD GUARANTY INC *                                  20,857           863,688          0.27%
                                 US BANCORP                                             3,929           137,397          0.04%
                                 VENTAS INC REIT                                          135             5,688          0.00%
                                 WHITE MOUNTAINS INSURANCE GROUP                          194           109,901          0.04%
                                 WHITNEY HLDG CORP                                      1,407            43,026          0.01%
                                 WR BERKLEY CORP                                       11,116           368,162          0.12%
                                                                                                ---------------   -----------
                                                                                                     43,633,907         13.92%
                                                                                                ---------------   -----------

              Healthcare
                                 ADVANCED MEDICAL OPTICS INC *                         23,782           884,690          0.28%
                                 ALLSCRIPTS HEALTHCARE SOLUTION *                       6,063           162,549          0.05%
                                 ALPHARMA INC CL A *                                   73,977         1,781,366          0.57%
                                 AMERIGROUP CORP *                                     30,161           916,894          0.29%
                                 AMERISOURCE HEALTH CORP                                  811            42,780          0.01%
                                 AMGEN INC *                                           52,505         2,933,979          0.94%
                                 APPLERA CORP SHS APPLIED                              33,501           990,625          0.32%
                                 APRIA HEALTHCARE GROUP INC *                          56,499         1,822,093          0.58%
                                 ARTHROCARE CORP *                                      1,633            58,853          0.02%
                                 BARR PHARMACEUTICALS INC *                             4,647           215,388          0.07%
                                 CENTENE CORP DEL *                                     1,145            24,034          0.01%
                                 COVANCE INC *                                            157             9,316          0.00%
                                 COVENTRY HLTH CARE  INC *                             37,542         2,104,229          0.67%
                                 DIGENE CORP *                                         14,002           593,825          0.19%
                                 DJ ORTHOPEDICS INC  *                                  6,028           228,461          0.07%
                                 EDWARDS LIFESCIENCES CORP *                              176             8,923          0.00%
                                 ELI LILLY & CO                                         1,910           102,586          0.03%
                                 EMDEON CORP *                                         17,633           266,787          0.09%
                                 ENDO PHARMACEUTICALS HLDGS INC *                      15,202           446,939          0.14%
                                 FOREST LABORATORIES INC. *                             3,546           182,406          0.06%
                                 GENENTECH INC *                                          786            64,546          0.02%
                                 GENZYME CORP *                                         2,918           175,138          0.06%
                                 HEALTHWAYS INC *                                         412            19,261          0.01%
                                 HUMANA INC *                                          15,016           871,228          0.28%
                                 ILLUMINA INC *                                        16,553           485,003          0.15%
                                 IMS HEALTH INC                                        13,740           407,528          0.13%
                                 INVACARE CORP                                          7,324           127,731          0.04%
                                 JOHNSON & JOHNSON                                     48,395         2,916,283          0.93%
                                 KERYX BIOPHARMA *                                      1,725            18,147          0.01%
                                 KINETIC CONCEPTS INC *                                 2,919           147,818          0.05%
                                 KYPHON INC *                                           1,646            74,300          0.02%
                                 LIFECELL CORP *                                        3,749            93,613          0.03%
                                 MAGELLAN HEALTH SERVICES INC ( *                      47,848         2,009,616          0.64%
                                 MANOR CARE INC NEW                                     2,887           156,937          0.05%
                                 MARTEK BIOSCIENCES CORP *                              3,051            62,912          0.02%
                                 MCKESSON CORP                                         32,771         1,918,414          0.61%
                                 MEDCATH CORP *                                         3,370            92,001          0.03%
                                 MEDICINES CO *                                        24,130           605,180          0.19%
                                 MEDTRONIC INC                                            988            48,471          0.02%
                                 MOLINA HEALTHCARE INC *                               32,722         1,000,966          0.32%
                                 MYLAN LABORATORIES INC                                 4,580            96,821          0.03%
                                 NEW RIV PHARMACEUTICALS INC *                          7,455           474,362          0.15%
                                 NOVEN PHARMACEUTICALS INC *                            9,925           230,260          0.07%
                                 ODYSSEY HEALTHCARE INC *                               2,209            29,005          0.01%
                                 OSI PHARMACEUTICALS INC *                                919            30,328          0.01%
                                 PALOMAR MED TECHNOLOGIES INC *                         1,257            50,218          0.02%
                                 PATTERSON CO *                                         2,379            84,432          0.03%
                                 PFIZER INC SHS                                        21,226           536,169          0.17%
                                 PHARMANET DEV GROUP *                                  3,855           100,231          0.03%
                                 PROGENICS PHARMACEUTICALS INC *                       33,515           793,635          0.25%
                                 SAVIENT PHARMACEUTICALS INC *                         29,560           355,311          0.11%
                                 SCHERING PLOUGH CORP                                   2,448            62,448          0.02%
                                 SCIELE PHARMA INC *                                   10,842           256,739          0.08%
                                 SEPRACOR INC *                                        13,369           623,396          0.20%
                                 SURMODICS INC *                                       11,474           413,064          0.13%
                                 THE TRIZETTO GROUP INC *                              10,017           200,440          0.06%
                                 THERMO FISHER CORP *                                  16,436           768,383          0.25%
                                 VALEANT PHARMACEUTICALS INTL *                           160             2,766          0.00%
                                 VERTEX PHARMACEUTICALS INC *                          24,837           696,429          0.22%
                                 WATSON PHARMACEUTICALS INC *                          25,133           664,265          0.21%
                                 WELLCARE HEALTH PLANS INC *                            3,496           298,034          0.10%
                                 WRIGHT MEDICAL GROUP INC *                             2,586            57,642          0.02%
                                 WYETH SHS                                              5,454           272,864          0.09%
                                                                                                ---------------   -----------
                                                                                                     32,169,058         10.26%
                                                                                                ---------------   -----------

              Industrial
                                 ABM INDS INC                                          11,153           294,328          0.09%
                                 ACCO BRANDS CORP *                                    13,835           333,285          0.11%
                                 ACUITY BRANDS INC                                         67             3,647          0.00%
                                 AIRTRAN HLDGS INC *                                    2,888            29,660          0.01%
                                 AMERICAN REPROGRAPHICS CO *                              832            25,617          0.01%
                                 AMERICAN WOODMARK CORP                                31,535         1,159,227          0.37%
                                 AMR CORP *                                            27,905           849,707          0.27%
                                 ARKANSAS BEST CORP  DELAWARE                           1,892            67,261          0.02%
                                 AVERY DENNISON CORP CA                                14,502           931,899          0.30%
                                 BELDEN CDT INC                                         7,539           404,015          0.13%
                                 BOEING USD5                                            1,661           147,680          0.05%
                                 CENVEO INC *                                          29,267           711,188          0.23%
                                 CINTAS CORP                                            2,941           106,170          0.03%
                                 CLARCOR INC                                            4,293           136,517          0.04%
                                 CLEAN HBRS INC *                                       6,667           301,482          0.10%
                                 Continental Airlines Inc CL B *                       28,983         1,054,691          0.34%
                                 COVANTA HOLDING CORPDELAWARE *                         1,190            26,394          0.01%
                                 CRA INTL INC *                                           525            27,395          0.01%
                                 CRANE CO                                               1,444            58,366          0.02%
                                 DANAHER CORP                                           9,272           662,484          0.21%
                                 DELUXE CORP                                            1,529            51,267          0.02%
                                 DONALDSON INC                                            776            28,014          0.01%
                                 DOVER CORP                                               769            37,535          0.01%
                                 DUN & BRADSTREET CORP DEL NEW                         24,249         2,211,509          0.71%
                                 EMCOR GROUP INC *                                     29,333         1,730,060          0.55%
                                 EMERSON ELECTRIC CO                                    1,070            46,106          0.01%
                                 ESCO TECHNOLOGIES INC *                                  337            15,104          0.00%
                                 FEDEX CORP                                                45             4,834          0.00%
                                 FORWARD AIR CORP                                          52             1,710          0.00%
                                 GENERAL DYNAMICS CORP                                    199            15,204          0.00%
                                 GORMAN RUPP CO                                           722            23,126          0.01%
                                 GRAFTECH INTERNATIONAL LTD *                          62,855           570,723          0.18%
                                 HARLAND JOHN H CO                                        389            19,928          0.01%
                                 HEIDRICK & STRUGGLES INTL INC *                       19,718           955,337          0.30%
                                 HORIZON LINES INC                                     20,680           678,718          0.22%
                                 HUB GROUP INC CL A *                                  11,133           322,746          0.10%
                                 IKON OFFICE SOLUTIONS INC                             31,820           457,253          0.15%
                                 INSITUFORM TECHNOLOGIES INC CL A *                    43,953           913,783          0.29%
                                 JACOBS ENGR GROUP INC *                                  786            36,667          0.01%
                                 JOY GLOBAL INC                                         1,091            46,804          0.01%
                                 KIRBY CORP *                                           1,337            46,768          0.01%
                                 LANDSTAR SYSTEMS INC                                  28,209         1,293,101          0.41%
                                 LINCOLN ELEC HLDGS INC                                   579            34,485          0.01%
                                 MARTEN TRANSPORT LTD *                                   352             5,590          0.00%
                                 MASCO CORP                                             8,733           239,284          0.08%
                                 MCDERMOTT INTERNATIONAL INC *                          3,989           195,381          0.06%
                                 MIDDLEBY CORP *                                       12,973         1,710,360          0.55%
                                 MILLER HERMAN INC                                     16,523           553,355          0.18%
                                 MSC INDL DIRECT INC CL A                                 399            18,625          0.01%
                                 NORDSON CORP                                          19,242           893,983          0.29%
                                 NORFOLK SOUTHN CORP                                    7,090           358,754          0.11%
                                 OLD DOMINION FREIGHT LINE INC *                        2,459            70,844          0.02%
                                 PACCAR INC                                               137            10,056          0.00%
                                 PACER INTERNATIONAL INC TENNES                        26,786           721,615          0.23%
                                 REGAL-BELOIT CORP                                      5,434           252,029          0.08%
                                 ROCKWELL COLLINS INC DEL                               1,437            96,178          0.03%
                                 ROLLINS INC                                            1,784            41,050          0.01%
                                 SPX CORP                                              33,344         2,340,749          0.75%
                                 TELEDYNE TECHNOLOGIES INC *                            2,596            97,194          0.03%
                                 TELEFLEX INC                                           1,775           120,824          0.04%
                                 TETRA TECH INC *                                       2,167            41,303          0.01%
                                 UNITED INDUSTRIAL CP                                   1,403            77,446          0.02%
                                 UNITED PARCEL SERVICE INC CL B                         1,876           131,508          0.04%
                                 VOLT INFORMATION SCIENCES INC *                          626            16,395          0.01%
                                 WABTEC                                                15,552           536,389          0.17%
                                 WASTE MGMT INC DEL                                    11,587           398,709          0.14%
                                 WATTS WATER TECHNOLOGIES INC CL A                         90             3,423          0.00%
                                 YRC WORLDWIDE INC *                                      878            35,313          0.01%
                                                                                                ---------------   -----------
                                                                                                     25,838,152          8.24%
                                                                                                ---------------   -----------

              Technology
                                 ADC TELECOMMUNICATIONS INC *                           5,357            89,676          0.03%
                                 ADTRAN INC                                            37,360           909,716          0.29%
                                 ADVANCED ENERGY INDS INC *                             5,208           109,576          0.03%
                                 AKAMAI TECHNOLOGIES INC *                             24,873         1,241,660          0.40%
                                 ALLIANCE DATA SYS CORP *                                 486            29,947          0.01%
                                 AMPHENOL CORPORATION (NEW) CL A                        2,547           164,460          0.05%
                                 ANSOFT CORP *                                          1,836            58,091          0.02%
                                 APPLIED MATLS INC                                     75,309         1,379,661          0.44%
                                 ARRIS GROUP INC *                                        540             7,603          0.00%
                                 ASPEN TECHNOLOGY INC *                                   777            10,101          0.00%
                                 ATMEL CORP *                                         110,738           557,012          0.18%
                                 ATMI INC *                                               696            21,277          0.01%
                                 AVAYA INC *                                           28,508           336,679          0.11%
                                 AVOCENT CORP *                                        20,218           545,279          0.17%
                                 AVX CORP NEW                                           1,640            24,928          0.01%
                                 BEA SYS INC *                                         12,377           143,449          0.05%
                                 BEARINGPOINT INC *                                     4,376            33,520          0.01%
                                 BENCHMARK ELECTRS INC *                                4,630            95,656          0.03%
                                 BMC SOFTWARE INC *                                    37,766         1,162,815          0.37%
                                 CACI INTL INC CL A *                                   8,241           386,173          0.12%
                                 CDW CORP                                              14,283           877,405          0.28%
                                 CIRRUS LOGIC INC *                                     2,294            17,572          0.01%
                                 CISCO SYSTEMS INC *                                   44,199         1,128,400          0.36%
                                 COGENT INC *                                          23,649           318,079          0.10%
                                 CONVERGYS CORP *                                          64             1,626          0.00%
                                 CSG SYSTEMS INTERNATIONAL INC *                       84,861         2,123,222          0.68%
                                 CYMER INC *                                            1,843            76,577          0.02%
                                 DIGITAL RIVER INC *                                    1,760            97,240          0.03%
                                 DOLBY LABORATORIES INC CL A *                            864            29,817          0.01%
                                 DYCOM INDUSTRIES INC *                                   157             4,091          0.00%
                                 EARTHLINK INC *                                       13,816           101,548          0.03%
                                 EURONET WORLDWIDE INC *                                2,146            57,642          0.02%
                                 FAIRCHILD SEMICONDUCTOR INTL *                        27,279           456,105          0.15%
                                 FORRESTER RESEARCH INC  CAMBRI *                         240             6,806          0.00%
                                 HENRY JACK & ASSOCIATES INC                            1,584            38,095          0.01%
                                 HEWLETT-PACKARD CO                                    36,788         1,476,670          0.47%
                                 IMATION CORP                                          11,788           475,999          0.15%
                                 INFOSPACE INC *                                       26,896           690,420          0.22%
                                 INFOUSA INC NEW                                          699             6,724          0.00%
                                 INGRAM MICRO INC CL A *                                9,219           178,019          0.06%
                                 INSIGHT ENTERPRISES INC *                                688            12,370          0.00%
                                 INTERDIGITALMUNICATIONS CO *                          65,558         2,076,222          0.66%
                                 INTERSIL CORP                                         10,557           279,655          0.09%
                                 INTUIT *                                              13,803           377,650          0.12%
                                 LAM RESH CORP *                                        1,395            66,039          0.02%
                                 LEXMARK INTERNATIONAL INC CL A *                      51,977         3,038,575          0.97%
                                 LITTELFUSE INC *                                       1,147            46,568          0.01%
                                 LSI LOGIC CORP *                                      75,126           784,315          0.25%
                                 MACROVISION CORP *                                     9,135           228,832          0.07%
                                 MICROSOFT CORP                                        19,449           542,044          0.17%
                                 MICROSTRATEGY INC *                                   18,194         2,299,540          0.73%
                                 MOLEX INC                                              4,338           122,332          0.04%
                                 MPS GROUP INC *                                        4,480            63,392          0.02%
                                 NATIONAL INSTRUMENTS CORP                              2,578            67,621          0.02%
                                 NATIONAL SEMICONDUCTOR CORP                            4,243           102,426          0.03%
                                 NAVTEQ CORP *                                            350            12,075          0.00%
                                 NETWORK APPLIANCE INC *                                1,852            67,635          0.02%
                                 NOVELLUS SYS INC *                                    63,877         2,045,342          0.65%
                                 PAYCHEX INC                                            2,380            90,132          0.03%
                                 PLEXUS CORP *                                         18,105           310,502          0.10%
                                 PMC-SIERRA INC *                                       1,113             7,803          0.00%
                                 POLYCOM INC *                                         19,580           652,602          0.21%
                                 QLOGIC CORP *                                         50,088           851,496          0.28%
                                 REALNETWORKS INC *                                   274,492         2,154,762          0.70%
                                 RF MICRO DEVICES INC *                                37,918           236,229          0.08%
                                 SILICON IMAGE INC *                                   55,965           456,674          0.15%
                                 SILICON LABORATORIES INC *                               932            27,885          0.01%
                                 SIRF TECHNOLOGY HOLDINGS INC *                        27,789           771,423          0.25%
                                 SONIC SOLUTIONS *                                        686             9,673          0.00%
                                 SPSS INC *                                               503            18,158          0.01%
                                 SYBASE INC *                                          12,699           321,031          0.10%
                                 SYNAPTICS INC *                                          268             6,855          0.00%
                                 SYNOPSYS INC *                                         6,871           180,226          0.06%
                                 TECH DATA CORP *                                      29,424         1,053,673          0.34%
                                 TELLABS INC *                                          5,974            59,143          0.02%
                                 THQ INC *                                              1,792            61,268          0.02%
                                 TOTAL SYSTEM SERVICES INC                              2,174            69,242          0.02%
                                 TRAVELZOO INC *                                        4,588           168,701          0.05%
                                 UNITED ONLINE INC                                     69,428           974,075          0.31%
                                 VEECO INSTRS INC DEL *                                 3,156            61,542          0.02%
                                 WEBSENSE INC *                                        66,348         1,525,341          0.49%
                                 WESTERN DIGITAL CORP *                                 1,419            23,853          0.01%
                                 ZORAN CORP *                                          43,029           732,354          0.23%
                                                                                                ---------------   -----------
                                                                                                     38,526,612         12.29%
                                                                                                ---------------   -----------

              Utilities
                                 AES CORP *                                             2,199            47,322          0.02%
                                 ALLETE INC                                             1,307            60,932          0.02%
                                 AMEREN CORP                                           14,172           712,852          0.23%
                                 ATMOS ENERGY CORP                                      3,290           102,911          0.03%
                                 AVISTA CORP                                            1,990            48,218          0.02%
                                 BLACK HILLS CORP                                         328            12,061          0.00%
                                 CENTERPOINT ENERGY INC                                 4,310            77,321          0.02%
                                 DTE ENERGY CO                                          3,777           180,918          0.06%
                                 ENERGEN CORP                                          40,535         2,062,826          0.66%
                                 ENTERGY CORP NEW                                         943            98,940          0.03%
                                 FPL GROUP INC                                            180            11,011          0.00%
                                 IDACORP INC                                            4,488           151,874          0.05%
                                 NICOR INC                                              2,253           109,090          0.03%
                                 NISOURCE INC                                           6,189           151,259          0.05%
                                 NSTAR                                                  1,210            42,495          0.01%
                                 OGE ENERGY CORP (HOLDING CO)                          38,614         1,498,224          0.48%
                                 ONEOK INC NEW                                          1,680            75,600          0.02%
                                 PEPCO HLDGS INC                                       38,266         1,110,479          0.35%
                                 PG&E CORP                                              1,945            93,885          0.03%
                                 PINNACLE WEST CAPITAL CORP                            21,449         1,034,915          0.33%
                                 PNM RES INC                                              771            24,903          0.01%
                                 TXU CORP                                              24,214         1,552,117          0.50%
                                 UNISOURCE ENERGY CORP                                  3,883           145,807          0.05%
                                 WESTAR ENERGY INC                                     10,966           301,784          0.10%
                                                                                                ---------------   -----------
                                                                                                      9,707,744          3.10%
                                                                                                ---------------   -----------

                                 Total common stocks (cost - $225,676,411)                          229,615,321         73.24%
                                                                                                ---------------   -----------

      Common Stocks (Non-United States)

      Bermuda
              Energy
                                 NABORS INDUSTRIES LTD *                               40,477         1,200,953          0.38%
                                                                                                ---------------   -----------
              Financial
                                 ARCH CAPITAL GROUP LTD BERMUDA *                       1,042            71,075          0.03%
                                 RENAISSANCERE HOLDINGS LTD                             5,772           289,408          0.09%
                                                                                                ---------------   -----------
                                                                                                        360,483          0.12%
                                                                                                ---------------   -----------
              Technology
                                 ACCENTURE LTD HAMILTON                                 6,304           242,956          0.08%
                                                                                                ---------------   -----------
                                   Total Bermuda                                                      1,804,392          0.58%
                                                                                                ---------------   -----------

      Brazil
              Basic Materials
                                 ARACRUZ CELULOSE SA CL B , ADR                        16,758           879,292          0.28%
                                 VOTORANTIM CELULOSE E PAPEL SA, ADR *                 14,187           259,622          0.08%
                                                                                                ---------------   -----------
                                                                                                      1,138,914          0.36%
                                                                                                ---------------   -----------
              Communications
                                 BRASIL TELECOM PARTICIPACOES, ADR                      1,212            54,649          0.02%
                                 TIM PARTICPACOES S AS PFD, ADR                           539            17,507          0.01%
                                                                                                ---------------   -----------
                                                                                                         72,156          0.03%
                                                                                                ---------------   -----------
              Consumer, Non-Cyclical
                                 COMPANHIA BRASILEIRA DE DISTRI, ADR                    1,051            30,363          0.01%
                                                                                                ---------------   -----------
              Financial
                                 BANCO ITAU HLDG FINANCEIRA , ADR                      20,630           718,337          0.23%
                                                                                                ---------------   -----------
                                   Total Brazil                                                       1,959,770          0.63%
                                                                                                ---------------   -----------

      Canada
              Basic Materials
                                 AGRIUM NPV                                             1,796            68,841          0.02%
                                 ALCAN INC. (USD)                                       3,234           168,815          0.05%
                                 BARRICK GOLD CORP                                     18,903           539,681          0.17%
                                 KINROSS GOLD CORP NEW *                                  214             2,951          0.00%
                                 MERIDIAN GOLD INC *                                   21,377           545,755          0.17%
                                 METHANEX                                               4,692           104,772          0.03%
                                 SILVER STANDARD RES *                                    638            22,241          0.01%
                                                                                                ---------------   -----------
                                                                                                      1,453,056          0.45%

              Consumer, Cyclical
                                 MAGNA CL-A                                            11,322           850,395          0.28%
              Energy
                                 PETRO-CANADAMON                                          269            10,547          0.00%
              Financial
                                 BROOKFIELD PPTY CORP                                   2,514           101,314          0.04%
              Technology
                                 RESEARCH IN MOTION *                                   1,049           143,178          0.05%
                                                                                                ---------------   -----------
                                   Total Canada                                                       2,558,490          0.82%
                                                                                                ---------------   -----------

      France
              Energy
                                 TOTAL SA, ADR                                          3,374           235,438          0.08%
                                                                                                ---------------   -----------
              Healthcare
                                 SANOFI-AVENTIS, ADR                                    1,383            60,174          0.02%
                                                                                                ---------------   -----------
              Technology
                                 ALCATEL-LUCENT                                        56,607           669,095          0.21%
                                 BUSINESS OBJECTS SA LEVALLOIS, ADR *                   9,492           343,515          0.11%
                                                                                                ---------------   -----------
                                                                                                      1,012,610          0.32%
                                                                                                ---------------   -----------
                                   Total France                                                       1,308,222          0.42%
                                                                                                ---------------   -----------

      Germany
              Technology
                                 SAP AG  WALLDORF/BADEN, ADR                            4,692           209,498          0.07%
                                                                                                ---------------   -----------

      Great Britain
              Basic Materials
                                 ANGLO AMERICAN PLC, ADR                                9,855           260,369          0.09%
                                                                                                ---------------   -----------
              Consumer, Cyclical
                                 CARNIVAL CORP                                          3,605           168,930          0.05%
                                                                                                ---------------   -----------
              Consumer, Non-Cyclical
                                 UNILEVER PLC, ADR                                        155             4,662          0.00%
                                                                                                ---------------   -----------
              Financial
                                 BARCLAYS PLC, ADR                                        180            10,249          0.00%
                                                                                                ---------------   -----------
              Healthcare
                                 ASTRAZENECA PLC, ADR                                     133             7,135          0.00%
                                 SHIRE PLC, ADR                                         1,346            83,317          0.03%
                                                                                                ---------------   -----------
                                                                                                         90,452          0.03%
                                                                                                ---------------   -----------
                                   Total Great Britain                                                  534,662          0.17%
                                                                                                ---------------   -----------

      Hong Kong
              Energy
                                 CHINA PETROLEUM & CHEM, ADR                            6,988           590,346          0.19%
                                                                                                ---------------   -----------

      India
              Financial
                                 HDFC BANK LTD, ADR                                     8,793           566,708          0.18%
                                 ICICI BANK LTD, ADR                                   30,474         1,119,920          0.36%
                                                                                                ---------------   -----------
                                                                                                      1,686,628          0.54%
                                                                                                ---------------   -----------
              Technology
                                 INFOSYS TECHNOLOGIES LTD, ADR                          8,800           442,200          0.14%
                                                                                                ---------------   -----------
                                   Total India                                                        2,128,828          0.68%
                                                                                                ---------------   -----------
      Israel
              Technology
                                 CHECK POINT SOFTWARE TECHNOLOG *                         292             6,506          0.00%
                                 NICE SYS LTD, ADR *                                    1,059            36,027          0.01%
                                                                                                ---------------   -----------
                                   Total Israel                                                          42,533          0.01%
                                                                                                ---------------   -----------

      Japan
              Basic Materials
                                 DAICEL CHEM IND                                        3,000            20,453          0.01%
                                 FUJI SEAL                                              4,600            91,747          0.03%
                                 HITACHI CHEMICAL                                         300             7,038          0.00%
                                 KURARAY                                               11,000           118,594          0.04%
                                 KUREHA                                                 1,000             5,014          0.00%
                                 MITSUBISHI GAS CHEM                                   18,000           172,263          0.05%
                                 NETUREN                                                2,600            28,956          0.01%
                                 NIHON PARKERIZING                                      1,000            16,786          0.01%
                                 NIPPON KAYAKU                                          2,000            16,481          0.01%
                                 NIPPON SODA                                            1,000             4,641          0.00%
                                 NIPPON YAKIN                                           5,500            50,819          0.02%
                                 NISSHIN STEEL                                         19,000            81,745          0.03%
                                 NPN LIGHT METAL                                        3,000             8,486          0.00%
                                 PACIFIC METALS                                         1,000            13,932          0.00%
                                 RENGO                                                 11,000            62,325          0.02%
                                 SHIN-ETSU CHEMI                                        2,500           152,234          0.05%
                                 SHOWA DENKO                                           10,000            37,519          0.01%
                                 S'TOMO OSAKA CEME                                     16,000            47,970          0.02%
                                 SUMITOMO LIGHT ME                                     22,000            54,220          0.02%
                                 TOKYO TEKKO                                            5,000            39,255          0.01%
                                 TOPY INDUSTRIES                                        5,000            20,072          0.01%
                                 TORAY INDUSTRIES                                       3,000            21,647          0.01%
                                 TOYO INK MFG                                          26,000            96,888          0.03%
                                 UBE INDUSTRIES                                         1,000             3,167          0.00%
                                 YAMATO KOGYO                                           1,100            34,470          0.01%
                                                                                                ---------------   -----------
                                                                                                      1,206,722          0.40%
                                                                                                ---------------   -----------

              Communications
                                 NTT DOCOMO INC                                            20            36,926          0.01%
                                                                                                ---------------   -----------

              Consumer, Cyclical
                                 ABC MART                                               1,100            24,268          0.01%
                                 AISIN SEIKI                                            1,200            41,973          0.01%
                                 ARNEST ONE                                             2,500            31,992          0.01%
                                 ASICS                                                  3,000            33,513          0.01%
                                 BENESSE                                                1,400            51,933          0.02%
                                 CALSONIC KANSEI                                       28,000           134,457          0.04%
                                 CANON MARKETING                                          900            18,827          0.01%
                                 CHIYODA                                                  100             2,448          0.00%
                                 DAIHATSU MOTOR                                         1,000             9,502          0.00%
                                 DAIICHIKOSHO                                             500             5,653          0.00%
                                 DAIKOKU DENKI                                            800            14,533          0.00%
                                 DAIMARU                                                2,000            25,865          0.01%
                                 DAIWA HOUSE INDUSTRY                                   1,000            16,371          0.01%
                                 DENTSU                                                    31            86,640          0.03%
                                 DESCENTE                                               1,000             4,878          0.00%
                                 EXEDY                                                  1,100            31,302          0.01%
                                 FCC                                                      500            11,391          0.00%
                                 FUJIBO *                                              37,000            71,133          0.02%
                                 FUTABA INDUSTRIAL                                      2,500            60,555          0.02%
                                 GEO                                                       22            44,531          0.01%
                                 HANKYU DEPARTMENT                                      1,000             9,265          0.00%
                                 HASEKO *                                              35,500           129,282          0.04%
                                 HIKARI TSUSHIN                                           300            13,644          0.00%
                                 HITACHI KOKI                                           1,000            15,270          0.00%
                                 HONDA MOTOR, ADR                                      19,293           672,747          0.21%
                                 HONDA MOTOR CO                                         5,000           174,042          0.06%
                                 ISETAN                                                 1,300            22,625          0.01%
                                 IZUMI                                                    200             3,710          0.00%
                                 JAPAN GNRL ESTATE                                        300             7,699          0.00%
                                 JUKI                                                   7,000            46,123          0.01%
                                 KONAKA                                                   500             5,712          0.00%
                                 MAKITA                                                   100             3,701          0.00%
                                 MATSUSHITA ELECTRIC INDUSTRIAL, ADR                    1,545            31,055          0.01%
                                 MAZDA MOTOR                                            8,000            44,175          0.01%
                                 NGK SPARK PLUG                                         2,000            37,349          0.01%
                                 NHK SPRING                                             3,000            30,057          0.01%
                                 NIKON                                                  4,000            84,184          0.03%
                                 NISSIN KOGYO                                           1,500            36,714          0.01%
                                 NITORI                                                   550            27,296          0.01%
                                 NORITAKE                                               1,000             4,980          0.00%
                                 NORITSU KOKI                                             300             5,386          0.00%
                                 PLENUS                                                   300             6,454          0.00%
                                 RESORTTRUST                                              700            16,303          0.01%
                                 RIGHT ON                                               2,000            58,268          0.02%
                                 ROYAL HLDG                                               100             1,258          0.00%
                                 RYOHIN KEIKAKU                                           300            18,929          0.01%

                                 SHIKIBO                                               17,000            24,764          0.01%
                                 SHIMANO                                                  700            21,580          0.01%
                                 SHOWA                                                  3,100            45,368          0.01%
                                 STANLEY ELECTRIC                                       1,300            26,369          0.01%
                                 SUMITOMO FORE                                          4,000            42,143          0.01%
                                 SUZUKI MOTOR                                           4,500           116,621          0.04%
                                 TAMRON                                                   700            14,821          0.00%
                                 TOEI                                                   1,000             5,590          0.00%
                                 TOUEI HOUSING                                            400             6,196          0.00%
                                 TOYOBO                                                26,000            77,290          0.02%
                                 TOYODA GOSEI                                             600            14,152          0.00%
                                 TOYOTA INDUSTRIES                                        300            14,177          0.00%
                                 TSUTSUMI JEWELRY                                         100             2,642          0.00%
                                 XEBIO                                                    700            19,505          0.01%
                                 YAMAHA MOTOR                                           1,500            41,923          0.01%
                                                                                                ---------------   -----------
                                                                                                      2,701,134          0.81%
                                                                                                ---------------   -----------
              Consumer, Non-Cyclical
                                 AJINOMOTO CO                                          11,000           126,326          0.04%
                                 FANCL                                                    800            11,078          0.00%
                                 HEIWADO                                                  400             6,243          0.00%
                                 HOUSE FOODS                                              200             3,405          0.00%
                                 ITOHAM FOODS                                           1,000             4,565          0.00%
                                 JAPAN TOBACCO00                                           17            83,362          0.03%
                                 KAO                                                    3,000            87,656          0.03%
                                 MANDOM                                                 1,000            24,984          0.01%
                                 MEIJI SEIKA                                            1,000             4,633          0.00%
                                 NICHIREI                                               2,000            11,671          0.00%
                                 NIPPON SUISAN                                          7,400            48,320          0.02%
                                 NISSIN FOOD                                              300            10,976          0.00%
                                 NPN FLOUR MILLS                                        3,000            12,094          0.00%
                                 OENON HDGS                                             1,000             2,659          0.00%
                                 SHISEIDO                                               2,000            40,567          0.01%
                                 SUNDRUG                                                1,300            26,589          0.01%
                                 YAMAZAKI BAKING                                        8,000            72,835          0.02%
                                                                                                ---------------   -----------
                                                                                                        577,963          0.17%
                                                                                                ---------------   -----------
              Energy
                                 MODEC                                                  1,300            36,773          0.01%
                                 NIPPON MINING                                          2,000            17,226          0.01%
                                 SHINKO PLANTECH                                        3,000            33,919          0.01%
                                 TONENGENERAL                                           3,000            33,436          0.01%
                                 TOYO KANETSU                                           1,000             2,634          0.00%
                                                                                                ---------------   -----------
                                                                                                        123,988          0.04%
                                                                                                ---------------   -----------
              Financial
                                 AICHI BANK                                               100            10,985          0.00%
                                 APAMANSHOP                                                 2               763          0.00%
                                 BANK OF HIROSHIMA                                     29,000           159,399          0.06%
                                 BANK OF OKINAWA                                          200             7,385          0.00%
                                 BANK OF YOKOHAMA                                      25,000           186,111          0.07%
                                 CHIBA BK                                               7,000            61,656          0.03%
                                 DAIWA SEC GRP INC                                      3,000            36,155          0.02%
                                 EIGHTEENTH BANK                                        7,000            32,666          0.02%
                                 HIGO BANK                                              2,000            13,585          0.00%
                                 HYAKUGO BANK                                           3,000            19,234          0.01%
                                 HYAKUJUSHI BANK                                        5,000            30,193          0.01%
                                 IYO BANK                                               1,000            10,028          0.00%
                                 JACCS                                                  4,000            16,329          0.01%
                                 JAFCO                                                    200            11,044          0.00%
                                 JUROKU BANK                                            1,000             5,666          0.00%
                                 K K DA VINCI *                                            60            64,027          0.02%
                                 KAGOSHIMA BANK                                         2,000            14,533          0.00%
                                 KANSAI URBAN BANKING                                  13,000            51,857          0.02%
                                 LEOPALACE21                                            3,000            99,090          0.03%
                                 MITSUI FUDOSAN                                         2,000            58,607          0.02%
                                 MIZUHO FINANCIAL                                          29           186,415          0.06%
                                 NAGOYA BANK                                            4,000            23,917          0.01%
                                 NIPPON BUILDING FUND (REIT)                                1            16,515          0.01%
                                 NISSAY DOWA                                           12,000            76,324          0.02%
                                 ORIX                                                     690           179,403          0.06%
                                 SBI HLDG                                                  14             5,300          0.00%
                                 SHIGA BANK                                             2,000            13,873          0.00%
                                 SHIZUOKA BANK                                          8,000            85,031          0.03%
                                 SHOEI                                                    300             8,613          0.00%
                                 SMFG                                                       4            36,248          0.01%
                                 SOMPO JPN                                              3,000            37,324          0.01%
                                 SUMITOMO T&B                                           7,000            72,860          0.02%
                                 TOCHIGI BANK                                           3,000            16,921          0.01%
                                 TOKYO TATEMONO                                         2,000            30,116          0.01%
                                 TOKYO TOMIN BANK0                                        100             3,828          0.00%
                                 TOKYU LIVABLE INC                                        100             7,597          0.00%
                                                                                                ---------------   -----------
                                                                                                      1,689,598          0.57%
                                                                                                ---------------   -----------
              Healthcare
                                 ASTELLAS PHARMA                                          200             8,605          0.00%
                                 EISAI                                                  3,200           153,123          0.05%
                                 KAKEN PHARM                                            3,000            24,366          0.01%
                                 KYOWA HAKKO KOGYO                                      4,000            36,926          0.01%
                                 MEDICEO PALTAC                                         1,800            34,224          0.01%
                                 SANTEN PHARM                                             300             7,698          0.00%
                                 SUZUKEN                                                  100             3,540          0.00%
                                 TAKEDA PHARMACEUTICAL                                    700            45,827          0.01%
                                 TANABE SEIYAKU                                         1,000            13,576          0.00%
                                 TERUMO                                                   900            34,986          0.01%
                                 TOHO PHARM                                             2,600            46,902          0.01%
                                 TSUMURA                                                1,000            23,502          0.01%
                                                                                                ---------------   -----------
                                                                                                        433,275          0.12%
                                                                                                ---------------   -----------

              Industrial
                                 AICA KOGYO                                               300             4,101          0.00%
                                 AICHI                                                  4,000            37,434          0.02%
                                 CHIYODA INTEGRE                                          100             2,346          0.00%
                                 CHUGAI RO                                              2,000             8,097          0.00%
                                 COMSYS HOLDINGS                                        3,000            32,141          0.01%
                                 DAIHEN                                                 2,000            11,687          0.00%
                                 DAIKIN INDUSTRIES                                        300            10,417          0.00%
                                 DAISEKI                                                2,900            56,735          0.03%
                                 EAST JPN RAIL00                                            1             7,775          0.00%
                                 ENSHU                                                  1,000             2,609          0.00%
                                 HITACHI CM                                             1,100            29,718          0.02%
                                 HITACHI HIGH-TECH                                      4,600           125,446          0.05%
                                 ISHIKAWAJIMA-HARIMA                                    1,000             4,150          0.00%
                                 JGC                                                    2,000            32,759          0.01%
                                 JS GROUP                                               3,000            64,916          0.02%
                                 JTEKT                                                  1,300            22,736          0.01%
                                 KAMIGUMI                                               3,000            25,763          0.01%
                                 KAWASAKI HEAVY                                        15,000            63,392          0.02%
                                 KOKUYO                                                   900            11,883          0.00%
                                 KOMATSU                                                4,700            98,717          0.03%
                                 KUBOTA                                                 3,000            26,246          0.01%
                                 KYOWA EXEO                                             3,000            32,827          0.01%
                                 M'BISHI ELEC                                           3,000            30,845          0.01%
                                 MINEBEA                                                2,000            12,365          0.00%
                                 MISUMI                                                 2,900            51,823          0.02%
                                 MITSUBISHI LOGISTICS                                   5,000            84,904          0.03%
                                 MITSUI OSK LINE                                        2,000            22,155          0.01%
                                 MITSUI-SOKO                                            3,000            19,793          0.01%
                                 MORI SEIKI                                               600            14,254          0.00%
                                 NIPPO CORPORATION                                      1,000             7,758          0.00%
                                 NIPPON CARBON                                          8,000            30,421          0.01%
                                 NIPPON FILCON                                            100               937          0.00%
                                 NIPPON YUSEN                                           2,000            16,007          0.01%
                                 NISSHA PRINTING                                        5,900           155,901          0.05%
                                 NSK                                                    3,000            28,558          0.01%
                                 NTN                                                    7,000            60,470          0.02%
                                 ODAKYU RAILWAY                                         9,000            65,628          0.02%
                                 OKAMURA                                                1,000            10,959          0.00%
                                 RYOBI                                                 13,000           104,484          0.03%
                                 SANKYO-TATEYAMA                                       12,000            26,017          0.01%
                                 SANYO DENKI                                            1,000             7,631          0.00%
                                 SECOM                                                  1,500            69,490          0.02%
                                 SEINO HLD                                              4,000            37,705          0.01%
                                 SODICK                                                   200             1,483          0.00%
                                 SOHGO SECURITY                                         3,600            65,855          0.02%
                                 SUMITOMO                                               2,400            43,090          0.01%
                                 SUMITOMO WARE-H                                        3,000            23,680          0.01%
                                 TADANO                                                 2,000            23,680          0.01%
                                 TAISEI                                                11,000            40,710          0.01%
                                 TOKYO LEASING                                          1,400            22,481          0.01%
                                 TOPPAN FORMS                                           2,400            30,448          0.01%
                                 TOTO                                                  13,000           130,028          0.04%
                                 TOYOTA TSUSHO                                          4,100           104,518          0.03%
                                                                                                   ------------   -----------
                                                                                                      2,055,973          0.67%
                                                                                                   ------------   -----------
              Technology
                                 BROTHER INDS                                           1,000            13,517          0.00%
                                 CANON                                                    300            16,083          0.01%
                                 CANON INC, ADR                                           304            16,319          0.01%
                                 DAINPN SCREEN MFG                                     13,000            98,099          0.03%
                                 DTS CORPORATION                                          300            10,697          0.00%
                                 HOKURIKU ELEC IND                                     37,000            81,474          0.03%
                                 JAPAN AVIATION ELEC                                    2,000            24,950          0.01%
                                 KEYENCE                                                  300            67,559          0.03%
                                 KOA                                                      500             7,330          0.00%
                                 KONAMI                                                   300             8,003          0.00%
                                 KYOCERA                                                  300            28,228          0.01%
                                 MEIKO ELECTRONICS                                        100             3,718          0.00%
                                 MICRONICS JAPAN                                        2,700            86,665          0.03%
                                 NICHICON                                               1,000            13,500          0.00%
                                 NRI                                                      500            14,694          0.00%
                                 NSD                                                      800            12,357          0.00%
                                 NTT DATA                                                   2            10,145          0.00%
                                 OBIC                                                     250            49,353          0.02%
                                 OMRON                                                  1,100            29,531          0.01%
                                 RICOH                                                  3,000            67,457          0.02%
                                 SHIMADZU                                               4,000            34,588          0.01%
                                 SHINDENGEN ELEC                                        2,000             8,927          0.00%
                                 SHINKO ELEC IND                                        1,200            27,034          0.01%
                                 TOKYO SEIMITSU                                           100             3,388          0.00%
                                 YAHOO JPN    *                                           111            38,214          0.02%
                                 YASKAWA ELECTRIC                                       2,000            23,578          0.01%
                                                                                                   ------------   -----------
                                                                                                        795,408          0.26%
                                                                                                   ------------   -----------
              Utilities
                                 CHUBU ELE                                                100             3,430          0.00%
                                 CHUGOKU ELE                                              200             4,463          0.00%
                                 HOKURIKU ELE                                           3,900            86,043          0.04%
                                 SHIKOKU ELE                                              800            19,073          0.01%
                                 TOKYO GAS                                             29,000           161,364          0.06%
                                                                                                   ------------   -----------
                                                                                                        274,373          0.11%
                                                                                                   ------------   -----------
                                   Total Japan                                                        9,895,360          3.16%
                                                                                                   ------------   -----------
          Mexico
              Basic Materials
                                 CEMEX S.A.B. DE C.V. , ADR                            14,390           471,272          0.14%
              Consumer, Cyclical
                                 GRUPO TELEVISA SA, ADR                                 3,525           105,045          0.03%
                                                                                                   ------------   -----------
                                   Total Mexico                                                         576,317          0.17%
                                                                                                   ------------   -----------
          Netherlands
              Consumer, Non-Cyclical
                                 UNILEVER N V, ADR                                      8,397           245,360          0.07%
                                                                                                   ------------   -----------
              Financial
                                 AEGON NV, ADR                                            172             3,430          0.00%
                                 ING GROEP N V, ADR                                       524            22,181          0.01%
                                                                                                   ------------   -----------
                                                                                                         25,611          0.01%
                                                                                                   ------------   -----------
              Technology
                                 ASML HLDG N V , ADR *                                 37,041           916,765          0.28%
                                                                                                   ------------   -----------
                                   Total Netherlands                                                  1,187,736          0.36%
                                                                                                   ------------   -----------
          Norway
              Energy
                                 DEN NORSKE STATS OLJESELSKAP A, ADR                      766            20,743          0.01%
                                                                                                   ------------   -----------

          People's Republic of China
              Industrial
                                 CHOICEPOINT INC *                                     10,547           394,774          0.13%
                                                                                                   ------------   -----------
              Technology
                                 SOHU.COM INC *                                         6,486           138,996          0.04%
                                 UTSTARCOM INC *                                       14,243           118,074          0.04%
                                                                                                   ------------   -----------
                                                                                                        257,070          0.08%
                                                                                                   ------------   -----------
                                   Total People's Republic of China                                     651,844          0.21%
                                                                                                   ------------   -----------
          Russia
              Communications
                                 MOBILE TELESYSTEMS  SP, ADR                            7,655           428,374          0.14%
                                                                                                   ------------   -----------

          Singapore
              Technology
                                 FLEXTRONICS INTERNATIONAL LTD *                       14,598           159,702          0.05%
                                                                                                   ------------   -----------
          South Africa
              Energy
                                 SASOL LTD, ADR                                        15,779           521,496          0.17%
                                                                                                   ------------   -----------
          South Korea
              Basic Materials
                                 POSCOS, ADR                                            1,908           198,337          0.06%
                                                                                                   ------------   -----------
              Communications
                                 KT CORP, ADR                                           1,001            22,412          0.01%
                                 SKTEL NEW(DTC)                                         7,934           185,814          0.06%
                                                                                                   ------------   -----------
                                                                                                        208,226          0.07%
                                                                                                   ------------   -----------
              Utilities
                                 KOREA EL.PWR(DTC)                                     19,511           390,220          0.12%
                                                                                                   ------------   -----------
                                   Total South Korea                                                    796,783          0.25%
                                                                                                   ------------   -----------
          Spain
              Communications
                                 TELEFONICA S A, ADR                                      489            32,470          0.01%
              Energy
                                 REPSOL YPF SA, ADR                                     2,280            76,471          0.02%
                                                                                                   ------------   -----------
                                   Total Spain                                                          108,941          0.03%
                                                                                                   ------------   -----------
          Sweden
              Technology
                                 TELEFON AB L.M.ERICSSON, ADR                          19,031           705,860          0.23%
                                                                                                   ------------   -----------

          Switzerland
              Healthcare
                                 NOVARTIS INC  BASLE, ADR                                  90             4,917          0.00%
              Industrial
                                 ABB LTD  ZUERICH, ADR                                 61,572         1,057,807          0.34%
                                                                                                   ------------   -----------
                                   Total Switzerland                                                  1,062,724          0.34%
                                                                                                   ------------   -----------
          Taiwan Republic of China
              Technology
                                 TAIWAN SEMICONDUCTOR MANUFACTU, ADR                   54,739           588,444          0.19%
                                                                                                   ------------   -----------
          Turkey
              Communications
                                 TURKCELL ILETISIM HIZMETLERI, ADR                        651             8,626          0.00%
                                                                                                   ------------   -----------
          Virgin Islands
              Industrial
                                 UTI WORLDWIDE INC                                      7,205           177,099          0.06%
                                                                                                   ------------   -----------

                                 Total common stocks non-United States
                                   (cost - $28,077,484)                                              28,026,790          8.94%
                                                                                                   ------------   -----------

          UNITED STATES GOVERNMENT SECURITIES**

              Maturity Face Amount       Date         Description
              --------------------    ---------   -------------------
                 $ 3,000,000.00        5/3/2007   U.S. Treasury Bills
                                 (cost, including accrued interest, - $2,986,747)                     2,986,747          0.95%
                                                                                                ---------------   -----------

                                 Total investment securities (cost - $256,740,642)              $260,628,858.00         83.13%
                                                                                                ===============   ===========

          FUTURES CONTRACTS

              CONTRACTS PURCHASED
                                                                                  NO. OF                  % of Net
              SECTOR            CONTRACT          EXPIRATION      EXCHANGE      CONTRACTS     VALUE     Asset Value
              ------            --------          ----------      --------      ---------  ----------   -----------
              ENERGY
                                GAS OIL             Apr-07           IPE            15     $   69,750          0.02%
                                                                                           ----------   -----------
              METALS
                                GOLD                Jun-07          COMEX           45        (15,850)        -0.01%
                                COPPER              Jun-07           LME            43        144,700          0.05%
                                                                                           ----------   -----------
                                                                                              128,850          0.04%
                                                                                           ----------   -----------

              STOCK INDICIES
                                DAX                 Jun-07          EUREX           60        446,708          0.14%
                                STOXX 50            Jun-07          EUREX          242        390,431          0.12%
                                FTSE 100            Jun-07          LIFFE           69         70,794          0.02%
                                HANG SANG           Apr-07          LIFFE            2            390          0.00%
                                IBEX 35             Apr-07         MEFF-RV          12        108,835          0.04%
                                MINI NASDAQ         Jun-07           CME             8           (840)         0.00%
                                NIKKEI 225          Jun-07           SGX           132         70,395          0.02%
                                SPI 200             Jun-07           SFE             3            202          0.00%
                                CAC 40              Apr-07        EURONEXT         123        152,496          0.06%
                                                                                           ----------   -----------
                                                                                            1,239,411          0.40%
                                                                                           ----------   -----------

              SHORT-TERM INTEREST RATES
                                AUSTRALIAN 90
                                DAY BANKER
                                BILLS               Sep-07           ME             77        (13,625)         0.00%
                                EURODOLLARS         Dec-07           CME           691        (72,612)        -0.02%
                                EUROSWISS           Jun-07          LIFFE          145        (19,503)        -0.01%
                                                                                           ----------   -----------
                                                                                             (105,740)        -0.03%
                                                                                           ----------   -----------
              LONG-TERM INTEREST RATES
                                CANADIAN
                                GOVERNMENT BOND     Jun-07           ME             15         (5,715)        -0.01%
                                MINI JAPANESE
                                GOVERNMENT BOND     Jun-07          SIMEX          746        (75,866)        -0.02%
                                U.S. T-BOND         Jun-07          CBOT           127       (145,469)        -0.05%
                                U.S. 10 YEAR
                                NOTE                Jun-07          CBOT           228       (110,438)        -0.03%
                                U.S. 5 YEAR
                                NOTE                Jun-07          CBOT           261        (59,953)        -0.02%
                                                                                           ----------   -----------
                                                                                             (397,441)        -0.13%
                                                                                           ----------   -----------

                                Net unrealized gain on futures contracts purchased            934,830          0.30%
                                                                                           ----------   -----------

              CONTRACTS SOLD

                                                                                  NO. OF                  % of Net
              SECTOR            CONTRACT          EXPIRATION      EXCHANGE      CONTRACTS     VALUE     Asset Value
              ---------------   ---------------   ----------   --------------   ---------  ----------   -----------
              ENERGY
                                LIGHT CRUDE         May-07           NYM            28        (80,580)        -0.03%
                                HEATING OIL         May-07           NYM            12        (65,936)        -0.02%
                                BRENT CRUDE         May-07           IPE            24       (106,880)        -0.04%
                                NATURAL GAS         May-07           NYM             4        (13,320)         0.00%
                                                                                           ----------   -----------
                                                                                             (266,716)        -0.09%
                                                                                           ----------   -----------

              METALS
                                COPPER              Jun-07           LME            16       (137,259)        -0.04%
                                ZINC                Jun-07           LME            26         10,315          0.00%
                                                                                           ----------   -----------
                                                                                             (126,944)        -0.04%
                                                                                           ----------   -----------

              STOCK INDICIES
                                MSCI TAIWAN         Apr-07           SGX             4            320          0.00%
                                MINI S&P 500        Jun-07           CME            53         (6,405)         0.00%
                                                                                           ----------   -----------
                                                                                               (6,085)         0.00%
                                                                                           ----------   -----------

              SHORT-TERM INTEREST RATES
                                3-MONTH EURIBOR     Dec-07          LIFFE          343        113,108          0.04%
                                EURO-SCHATZ         Jun-07          EUREX           23            921          0.00%
                                SHORT STERLING      Dec-07          LIFFE          176         41,418          0.01%
                                CANADIAN
                                BANKERS
                                ACCEPTANCE          Sep-07           ME             44          8,348          0.00%
                                                                                           ----------   -----------
                                                                                              163,795          0.05%
                                                                                           ----------   -----------

              LONG-TERM INTEREST RATES
                                EURO-BOBL           Jun-07          EUREX          402        190,922          0.06%
                                EURO-BUND           Jun-07          EUREX           88         60,013          0.02%
                                LONG GILT           Jun-07          LIFFE          155        230,701          0.07%
                                AUSTRALIAN
                                10-YEAR T-BOND      Jun-07           SFE             5          5,528          0.01%
                                AUSTRALIAN
                                3-YEAR T-BOND       Jun-07           SFE             7          3,142          0.00%
                                U.S. 2 YEAR
                                NOTE                Jun-07          CBOT           170          3,609          0.00%
                                                                                           ----------   -----------
                                                                                              493,915          0.16%
                                                                                           ----------   -----------

                                Net unrealized gain on futures contracts purchased            257,965          0.08%
                                                                                           ----------   -----------

                                Net unrealized gain on futures contracts                   $1,192,795          0.38%
                                                                                           ==========   ===========

      FORWARD CURRENCY CONTRACTS

              CONTRACTS PURCHASED

                                         MATURITY                                                        % OF NET
                        COUNTERPARTY       DATE          AMOUNT            CURRENCY           VALUE     ASSET VALUE
                      ---------------   ----------   --------------   ------------------   ----------   -----------
                      ABN AMRO           6/20/2007      110,708,401   Australian Dollar    $1,430,595          0.46%
                      ABN AMRO           6/20/2007      145,964,221     British Pound       2,840,990          0.91%
                      ABN AMRO           6/20/2007       43,117,697    Canadian Dollar        525,275          0.17%
                      ABN AMRO           6/20/2007       80,173,137          Euro             544,793          0.17%
                      ABN AMRO           6/20/2007   13,464,764,540      Japanese Yen        (549,927)        -0.18%
                      ABN AMRO           6/20/2007      131,000,000      Mexican Peso          (7,104)         0.00%
                      ABN AMRO           6/20/2007       43,400,000   New Zealand Dollar      742,933          0.24%
                      ABN AMRO           6/20/2007       98,944,909      Swiss Franc          124,783          0.04%
                      ABN AMRO           6/20/2007       34,170,000    Singapore Dollar        (1,289)         0.00%
                      ABN AMRO           6/20/2007        8,000,000   South African Rand       (5,197)         0.00%
                                                                                           ----------   -----------

                      Net unrealized (loss) on forward contracts purchased                  5,645,852          1.81%
                                                                                           ----------   -----------

              CONTRACTS SOLD

                                         MATURITY                                                         % OF NET
                        COUNTERPARTY       DATE          AMOUNT            CURRENCY           VALUE     ASSET VALUE
                      ---------------   ----------   --------------   ------------------   ----------   -----------
                      ABN AMRO           6/20/2007      140,513,550   Australian Dollar    (1,300,691)        -0.41%
                      ABN AMRO           6/20/2007       62,996,140     British Pound      (1,592,684)        -0.51%
                      ABN AMRO           6/20/2007      113,805,039    Canadian Dollar     (1,521,248)        -0.49%
                      ABN AMRO           6/20/2007      123,835,869          Euro            (630,644)        -0.20%
                      ABN AMRO           6/20/2007   26,398,165,042      Japanese Yen         947,273          0.30%
                      ABN AMRO           6/20/2007      136,500,000      Mexican Peso        (128,210)        -0.04%
                      ABN AMRO           6/20/2007        4,600,000   New Zealand Dollar      (98,686)        -0.03%
                      ABN AMRO           6/20/2007       75,719,823      Swiss Franc           (1,012)         0.00%
                      ABN AMRO           6/20/2007          170,000    Singapore Dollar       (23,851)        -0.01%
                                                                                           ----------   -----------
                      ABN AMRO           6/20/2007       12,000,000   South African Rand       38,749          0.01%
                                                                                           ----------   -----------

                      Net unrealized gain on forward contracts sold                        (4,311,004)        -1.38%
                                                                                           ----------   -----------

                      Net unrealized gain on forward contracts                             $1,334,848          0.43%
                                                                                           ==========   ===========

      OPTIONS PURCHASED ON FORWARD CURRENCY CONTRACTS

                                                                                                                        % OF NET
                                                                                                                          ASSET
                      COUNTERPARTY   Expiry Date     Market Put/Call    StrikePrice     Amount     Currency    VALUE      VALUE
                      ------------   -----------   ------------------   -----------   ----------   --------   -------   --------
                        ABN AMRO       4/2/2007    EUR Put / USD Call       1.3300     1,100,000   EUR       $    590       0.00%
                        ABN AMRO       4/2/2007    USD Call / CHF Put       1.2105       240,000   USD          1,136       0.00%
                        ABN AMRO       4/2/2007    USD Call / JPY Put     117.2500     1,140,000   USD          6,856       0.00%
                        ABN AMRO       4/3/2007    EUR Put / USD Call       1.3290       750,000   EUR            655       0.00%
                        ABN AMRO       4/3/2007    USD Call / JPY Put     117.5500     1,170,000   USD          5,927       0.00%
                        ABN AMRO       4/3/2007    GBP Call / USD Put       1.9575       600,000   GBP          7,037       0.00%
                        ABN AMRO       4/4/2007    GBP Call / USD Put       1.9590       530,000   GBP          6,011       0.00%
                        ABN AMRO       4/4/2007    USD Call / JPY Put     117.5000     1,160,000   USD          7,002       0.00%
                        ABN AMRO       4/5/2007    AUD Call / USD Put       0.8070       520,000   AUD          2,497       0.00%
                        ABN AMRO       4/5/2007    GBP Call / USD Put       1.9700       550,000   GBP          3,139       0.00%
                        ABN AMRO       4/5/2007    USD Call / JPY Put     117.5000     1,140,000   USD          7,388       0.00%
                        ABN AMRO       4/9/2007    USD Call / CHF Put       1.2195       720,000   USD          2,109       0.00%
                        ABN AMRO       4/9/2007    USD Call / JPY Put     118.0500     1,110,000   USD          5,532       0.00%
                        ABN AMRO       4/9/2007    GBP Call / USD Put       1.9620       540,000   GBP          6,017       0.00%
                        ABN AMRO       4/9/2007    AUD Call / USD Put       0.8065     1,170,000   AUD          6,756       0.00%
                        ABN AMRO      4/10/2007    EUR Put / USD Call       1.3355        60,000   EUR            314       0.00%
                        ABN AMRO      4/10/2007    AUD Call / USD Put       0.8090     1,130,000   AUD          5,223       0.00%
                        ABN AMRO      4/10/2007    GBP Call / USD Put       1.9645       550,000   GBP          5,610       0.00%
                        ABN AMRO      4/10/2007    USD Call / JPY Put     118.1000     1,110,000   USD          5,652       0.00%
                        ABN AMRO      4/10/2007    USD Call / CHF Put       1.2135     1,080,000   USD          5,920       0.00%
                        ABN AMRO      4/10/2007    USD Put / CAD Call       1.1570     1,110,000   USD          6,907       0.00%
                        ABN AMRO      4/11/2007    USD Put / CAD Call       1.1585       370,000   USD          2,715       0.00%
                        ABN AMRO      4/11/2007    GBP Call / USD Put       1.9640       550,000   GBP          6,045       0.00%
                        ABN AMRO      4/11/2007    USD Call / CHF Put       1.2100       930,000   USD          6,895       0.00%
                        ABN AMRO      4/11/2007    AUD Call / USD Put       0.8065     1,110,000   AUD          6,938       0.00%
                        ABN AMRO      4/11/2007    USD Call / JPY Put     117.0000     1,100,000   USD         11,691       0.01%
                        ABN AMRO      4/12/2007    USD Call / CHF Put       1.2135       920,000   USD          5,383       0.00%
                        ABN AMRO      4/12/2007    AUD Call / USD Put       0.8085     1,130,000   AUD          6,014       0.00%
                        ABN AMRO      4/12/2007    GBP Call / USD Put       1.9640       550,000   GBP          6,303       0.00%
                        ABN AMRO      4/12/2007    USD Call / JPY Put     117.1000     1,100,000   USD         11,150       0.01%
                        ABN AMRO      4/13/2007    EUR Put / USD Call       1.3330       280,000   EUR          1,361       0.00%
                        ABN AMRO      4/13/2007    USD Call / CHF Put       1.2190       800,000   USD          3,168       0.00%
                        ABN AMRO      4/13/2007    AUD Call / USD Put       0.8070     1,130,000   AUD          7,180       0.00%
                        ABN AMRO      4/13/2007    USD Call / JPY Put     117.9000     1,100,000   USD          7,200       0.00%
                        ABN AMRO      4/13/2007    GBP Call / USD Put       1.9590       550,000   GBP          8,211       0.01%
                                                                                                             --------   --------
                                Total options sold on forward currency contracts
                                  (premium received- $201,572)                                               $188,532       0.03%
                                                                                                             ========   ========

      OPTIONS WRITTEN ON FORWARD CURRENCY CONTRACTS
      ---------------------------------------------

                                                                                                                        % OF NET
                                                                                                                          ASSET
                      COUNTERPARTY   Expiry Date     Market Put/Call    StrikePrice     Amount     Currency   VALUE       VALUE
                      ------------   -----------   ------------------   -----------   ----------   --------  -------    --------
                        ABN AMRO       4/2/2007    USD Call / JPY Put     120.1000    -5,720,000   USD       $    (20)      0.00%
                        ABN AMRO       4/2/2007    USD Call / CHF Put       1.2340    -1,220,000   USD             (3)      0.00%
                        ABN AMRO       4/3/2007    GBP Call / USD Put       1.9930    -3,000,000   GBP           (563)      0.00%
                        ABN AMRO       4/3/2007    USD Call / JPY Put     120.2000    -5,840,000   USD           (253)      0.00%
                        ABN AMRO       4/3/2007    EUR Put / USD Call       1.3090    -3,770,000   EUR             (6)      0.00%
                        ABN AMRO       4/4/2007    GBP Call / USD Put       1.9945    -2,660,000   GBP           (920)      0.00%
                        ABN AMRO       4/4/2007    USD Call / JPY Put     120.2000    -5,790,000   USD           (852)      0.00%
                        ABN AMRO       4/5/2007    USD Call / JPY Put     120.0500    -5,720,000   USD         (2,041)      0.00%
                        ABN AMRO       4/5/2007    GBP Call / USD Put       2.0060    -2,750,000   GBP           (448)      0.00%
                        ABN AMRO       4/5/2007    AUD Call / USD Put       0.8260    -2,620,000   AUD           (427)      0.00%
                        ABN AMRO       4/9/2007    AUD Call / USD Put       0.8230    -5,870,000   AUD         (3,489)      0.00%
                        ABN AMRO       4/9/2007    GBP Call / USD Put       1.9950    -2,720,000   GBP         (2,801)      0.00%
                        ABN AMRO       4/9/2007    USD Call / JPY Put     120.4000    -5,530,000   USD         (2,561)      0.00%
                        ABN AMRO       4/9/2007    USD Call / CHF Put       1.2400    -3,600,000   USD           (696)      0.00%
                        ABN AMRO      4/10/2007    USD Put / CAD Call       1.1375    -5,570,000   USD         (3,470)      0.00%
                        ABN AMRO      4/10/2007    GBP Call / USD Put       1.9965    -2,770,000   GBP         (3,159)      0.00%
                        ABN AMRO      4/10/2007    USD Call / JPY Put     120.4500    -5,530,000   USD         (2,991)      0.00%
                        ABN AMRO      4/10/2007    USD Call / CHF Put       1.2355    -5,400,000   USD         (2,716)      0.00%
                        ABN AMRO      4/10/2007    AUD Call / USD Put       0.8265    -5,630,000   AUD         (2,342)      0.00%
                        ABN AMRO      4/10/2007    EUR Put / USD Call       1.3160      -280,000   EUR           (140)      0.00%
                        ABN AMRO      4/11/2007    USD Call / JPY Put     119.7000    -5,500,000   USD         (7,644)      0.00%
                        ABN AMRO      4/11/2007    USD Call / CHF Put       1.2310    -4,630,000   USD         (4,843)      0.00%
                        ABN AMRO      4/11/2007    AUD Call / USD Put       0.8240    -5,570,000   AUD         (4,083)      0.00%
                        ABN AMRO      4/11/2007    GBP Call / USD Put       1.9960    -2,770,000   GBP         (3,963)      0.00%
                        ABN AMRO      4/11/2007    USD Put / CAD Call       1.1400    -1,840,000   USD         (1,870)      0.00%
                        ABN AMRO      4/12/2007    USD Call / JPY Put     119.8000    -5,510,000   USD         (7,601)      0.00%
                        ABN AMRO      4/12/2007    GBP Call / USD Put       1.9970    -2,750,000   GBP         (4,303)      0.00%
                        ABN AMRO      4/12/2007    USD Call / CHF Put       1.2345    -4,580,000   USD         (3,629)      0.00%
                        ABN AMRO      4/12/2007    AUD Call / USD Put       0.8260    -5,650,000   AUD         (3,612)      0.00%
                        ABN AMRO      4/13/2007    GBP Call / USD Put       1.9905    -2,760,000   GBP         (7,542)      0.00%
                        ABN AMRO      4/13/2007    AUD Call / USD Put       0.8245    -5,650,000   AUD         (5,074)      0.00%
                        ABN AMRO      4/13/2007    USD Call / JPY Put     120.6000    -5,490,000   USD         (3,981)      0.00%
                        ABN AMRO      4/13/2007    USD Call / CHF Put       1.2395    -3,990,000   USD         (2,064)      0.00%
                        ABN AMRO      4/13/2007    EUR Put / USD Call       1.3135    -1,400,000   EUR           (879)      0.00%
                                                                                                             --------   --------

                                     Total options purchased on forward currency contracts
                                        (premium paid- $115,693)                                             $(90,986)      0.00%
                                                                                                             ========   ========

INVESTMENT SECURITIES SOLD SHORT

                                                                                                                    % OF NET
      Common Stocks (United States)                                                    SHARES        VALUE        ASSET VALUE
      -----------------------------                                                    ------   ---------------   -----------
              Basic Materials
                                 ALCOA INC                                             21,835   $       740,207          0.24%
                                 ALLEGHENY TECHNOLOGIES INC                             6,783           723,678          0.23%
                                 BALL CORP                                              2,092            95,918          0.03%
                                 BEMIS CO INC                                           3,363           112,291          0.04%
                                 CABOT CORP                                               324            15,465          0.00%
                                 CARPENTER TECHNOLOGY CORP                                180            21,737          0.01%
                                 CENTURY ALUM CO ***                                   13,590           637,099          0.20%
                                 CHEMTURA CORP                                         18,282           199,822          0.06%
                                 COEUR D ALENE MINES CORP IDAHO ***                     6,165            25,338          0.01%
                                 COMMERCIAL METALS CO                                   3,210           100,634          0.03%
                                 CROWN HOLDINGS INC ***                                   133             3,253          0.00%
                                 DOW CHEMICAL CORP                                     26,726         1,225,654          0.39%
                                 EAGLE MATERIALS INC                                   11,407           509,094          0.16%
                                 EASTMAN CHEM CO                                        6,108           386,820          0.12%
                                 FREEPORT MCMORAN COPPER & GOLD                         5,208           344,718          0.11%
                                 GRACE W R & CO DEL NEW ***                             3,123            82,510          0.03%
                                 LOUISIANA-PAC CORP                                    14,035           281,542          0.09%
                                 LUBRIZOL CORP                                            891            45,913          0.01%
                                 METAL MANAGEMENT INC                                  18,224           841,949          0.27%
                                 MINERALS TECHNOLOGIES INC                              4,584           284,941          0.09%
                                 NEWMONT MINING CORP                                   12,229           513,496          0.16%
                                 OWENS ILL INC ***                                     25,002           644,302          0.21%
                                 PACKAGING CORP AMER                                    9,204           224,578          0.07%
                                 PPG INDUSTRIES INC                                       673           47,319           0.02%
                                 QUANEX CORP                                           23,404           991,159          0.32%
                                 RELIANCE STEEL & ALUMINUM CO                          17,014           823,478          0.26%
                                 RPM INC OHIO                                          16,013           369,900          0.12%
                                 RTI INTL METALS INC ***                                2,448           222,792          0.07%
                                 RYERSON INC                                           16,184           641,210          0.20%
                                 SCHNITZER STEEL INDS INC CL A                         15,175           609,580          0.19%
                                 STEEL DYNAMICS INC                                     1,891            81,691          0.03%
                                 TERRA INDUSTRIES INC ***                              12,384           216,720          0.07%
                                 TEXAS INDUSTRIES INC                                      23             1,737          0.00%
                                 TITANIUM METALS CORP ***                              18,181           652,333          0.21%
                                 UNITED STS STL CORP                                      763            75,667          0.03%
                                 WORTHINGTON INDS INC                                  18,259           375,770          0.13%
                                 ZOLTEK COS INC ***                                     3,996           139,580          0.04%
                                                                                                ---------------   -----------
                                                                                                     13,309,895          4.25%
                                                                                                ---------------   -----------

              Communications
                                 AMERICAN TOWER ***                                    16,872           657,164          0.20%
                                 COGENTMUNICATIONS GROUP IN ***                         6,724           158,888          0.05%
                                 GOLDEN TELECOM INC                                     2,145           118,790          0.04%
                                 IDT CORP CL B                                          3,710            42,109          0.01%
                                 IPCS INC UITS ***                                      1,618            79,266          0.03%
                                 LEAP WIRELESS INTERNATIONAL IN ***                     8,324           549,218          0.18%
                                 LEVEL 3 COMMUNICATIONS INC ***                        49,750           303,475          0.10%
                                 SBA COMMUNICATIONS CORP CL A ***                      17,355           512,840          0.16%
                                 SPRINT NEXTEL CORP                                     1,159            21,975          0.01%
                                 VERIZON COMMUNICATIONS                                 1,859            70,493          0.02%
                                                                                                ---------------   -----------
                                                                                                      2,514,218          0.80%
                                                                                                ---------------   -----------

              Consumer, Cyclical
                                 99 CENTS ONLY STORES ***                               1,244            18,324          0.01%
                                 ABERCROMBIE & FITCH CO CL A                            6,978           528,095          0.17%
                                 ADVANCE AUTO PTS INC                                     482            18,581          0.01%
                                 AMERICAN AXLE & MFG HLDGS INC                            516            14,113          0.00%
                                 APOLLO GROUP INC    CL A ***                           1,367            60,011          0.02%
                                 AUTONATION INC  ***                                    3,281            69,688          0.02%
                                 BJ'S RESTAURANTS INC ***                               1,335            28,209          0.01%
                                 BLUEGREEN CORP ***                                     6,534            73,769          0.02%
                                 BOB EVANS FARMS INC                                      177             6,540          0.00%
                                 BORDERS GROUP INC                                     17,371           354,716          0.11%
                                 BORGWARNER INC                                        12,759           962,284          0.31%
                                 BOYD GAMING CORP                                      34,995         1,667,162          0.53%
                                 BRINKER INTL INC                                       6,389           208,920          0.07%
                                 BRUNSWICK CORP                                        15,248           485,649          0.15%
                                 CALIFORNIA PIZZA KITCHEN INC ***                       1,200            39,468          0.01%
                                 CAREER ED CORP ***                                    10,139           309,240          0.10%
                                 CARMAX INC ***                                        24,246           594,997          0.19%
                                 CHAMPION ENTERPRISES INC ***                          23,237           204,486          0.07%
                                 CHARMING SHOPPES INC ***                                 628             8,133          0.00%
                                 CHEESECAKE FACTORY INC ***                            25,080           668,382          0.21%
                                 CHICOS FAS INC ***                                    76,520         1,869,384          0.60%
                                 COACH INC ***                                          6,611           330,881          0.11%
                                 COLDWATER CREEK INC ***                                  503            10,201          0.00%
                                 COLUMBIA SPORTSWEAR CO                                10,909           679,740          0.22%
                                 COOPER TIRE & RUBBER CO                                3,914            71,587          0.02%
                                 DECKERS OUTDOOR CORP ***                               2,167           153,900          0.05%
                                 DICK'S SPORTING     GOODS ***                         12,785           744,854          0.24%
                                 DILLARDS INC        CL A                              15,879           519,720          0.17%
                                 DOLLAR TREE STORES INC ***                            24,796           948,199          0.30%
                                 DOW JONES & CO INC                                     5,187           178,796          0.06%
                                 DREW INDUSTRIES INC ***                                  110             3,155          0.00%
                                 ETHAN ALLEN INTERIORS INC                              8,814           311,487          0.10%
                                 FEDERATED DEPT STORES INC DEL                         20,921           942,491          0.30%
                                 FLEETWOOD ENTERPRISES INC ***                         10,298            81,457          0.03%
                                 FOOT LOCKER INC                                       21,417           504,370          0.16%
                                 GAMESTOP CORP NEW   CL A ***                           7,925           258,117          0.08%
                                 GAYLORD ENTMT CO NEW ***                               4,150           219,411          0.07%
                                 GEMSTAR-TV GUIDE INTL INC ***                          5,522            23,137          0.01%
                                 GENERAL MOTORS CORP                                   16,489           505,223          0.16%
                                 GENESCO INC ***                                        7,256           301,342          0.10%
                                 GENUINE PARTS CO                                         174             8,526          0.00%
                                 GETTY IMAGES INC ***                                  12,224           594,453          0.19%
                                 GOODYEAR TIRE & RUBR CO ***                           22,812           711,506          0.23%
                                 GROUP 1 AUTOMOTIVE INC                                12,729           506,232          0.16%
                                 GUITAR CTR INC ***                                    21,961           990,880          0.32%
                                 HIBBETT SPORTING GOODS INC ***                           539            15,410          0.00%
                                 HOVNANIAN K ENTERPRISES INC CL A ***                  46,265         1,164,027          0.37%
                                 INTERPUBLIC GROUP OF COS INC ***                       1,137            13,996          0.00%
                                 ISLE CAPRI CASINOS INC ***                            18,847           482,860          0.15%
                                 ITT EDL SVCS INC ***                                   8,103           660,313          0.21%
                                 JAKKS PAC INC ***                                      2,377            56,810          0.02%
                                 JARDEN CORP ***                                        1,446            55,382          0.02%
                                 K-SWISS INC  CL A                                     17,965           485,414          0.15%
                                 LANDRYS  RESTAURANTS INC                              12,588           372,605          0.12%
                                 LAS VEGAS SANDS CORP ***                               7,100           614,931          0.20%
                                 LIFETIME FITNESS ***                                  10,907           560,729          0.18%
                                 LKQ CORP ***                                          25,755           563,004          0.18%
                                 LOWES COS INC                                          2,758            86,849          0.03%
                                 MARINEMAX INC  ***                                     3,278            75,984          0.02%
                                 MENS WEARHOUSE INC                                     1,178            55,425          0.02%
                                 MGM MIRAGE ***                                         6,362           442,286          0.14%
                                 NIKE INC CL B                                            427            45,373          0.01%
                                 OXFORD INDS INC                                          584            28,873          0.01%
                                 P.F. CHANG'S CHINA BISTRO INC ***                      3,426           143,481          0.05%
                                 PANERA BREAD CO CL A ***                               8,861           523,331          0.17%
                                 PANTRY INC ***                                         8,345           377,361          0.12%
                                 PENN NATIONAL GAMING INC ***                          12,135           514,767          0.16%
                                 PHILLIPS-VAN HEUSEN CORP                               9,758           573,770          0.18%
                                 PIER 1 IMPORTS INC  ***                               71,372           493,181          0.16%
                                 POLARIS INDS INC                                         859            41,215          0.01%
                                 PRICELINE INC ***                                         67             3,568          0.00%
                                 R.H. DONNELLEY CORP ***                               14,816         1,050,306          0.34%
                                 RED ROBIN GOURMET BURGERS INC ***                     16,751           650,274          0.21%
                                 REGIS CORP MINN                                        5,252           212,023          0.07%
                                 ROSS STORES                                              875            30,100          0.01%
                                 SCIENTIFIC GAMES CORP CL A ***                         3,002            98,556          0.03%
                                 SONIC AUTOMOTIVE INCCL A                              22,182           632,187          0.20%
                                 SOURCE INTERLINK COS INC ***                          12,665            84,982          0.03%
                                 STAGE STORES INC                                         135             3,147          0.00%
                                 STANDARD PAC CORP                                      1,199            25,023          0.01%
                                 STRAYER ED INC                                           382            47,750          0.02%
                                 TARGET CORP                                            2,893           171,439          0.05%
                                 TEXAS ROADHOUSE ***                                    4,192            59,736          0.02%
                                 THE MCCLATCHYPANY CL A                                16,310           515,559          0.16%
                                 TIFFANY & CO                                             875            39,795          0.01%
                                 TRACTOR SUPPLY CO ***                                  3,761           193,692          0.06%
                                 TUPPERWARE BRANDS CORPORATION                          2,654            66,164          0.02%
                                 UNDER ARMOUR INC CL A ***                              3,102           159,133          0.05%
                                 UNIVERSAL TECHNICAL INST INC ***                       4,845           111,823          0.04%
                                 URBAN OUTFITTERS INC ***                              78,370         2,077,589          0.66%
                                 VALASSISMUNICATIONS INC ***                           44,976           773,137          0.25%
                                 VF CORP                                                   45             3,718          0.00%
                                 VIRGIN MEDIA INC                                      55,283         1,395,896          0.45%
                                 VOLCOM INC  ***                                       15,360           527,770          0.17%
                                 WHIRLPOOL CORP                                        10,442           886,630          0.28%
                                 WILLIAMS-SONOMA INC                                      247             8,758          0.00%
                                 WMS INDUSTRIES INC ***                                   559            21,935          0.01%
                                 WYNN RESORTS LTD  ***                                  5,360           508,450          0.16%
                                 ZALE CORP NEW ***                                     18,017           475,288          0.15%
                                 ZUMIEZ INC ***                                        11,934           478,791          0.15%
                                                                                                ---------------   -----------
                                                                                                     37,550,412         11.98%
                                                                                                ---------------   -----------

              Consumer, Non-Cyclical
                                 AMERICAN ORIENTAL  BIOENGINEER ***                     7,191            67,523          0.02%
                                 ANDERSONS INC                                         13,659           606,460          0.19%
                                 ARCHER-DANIELS MIDLAND CO                             16,416           602,467          0.19%
                                 BJS WHSL CLUB INC ***                                 44,753         1,513,994          0.48%
                                 BUNGE LTD                                                645            53,032          0.02%
                                 CENTRAL GARDEN & PET CO ***                           42,490           627,577          0.20%
                                 CENTRL GAR & PET ***                                   4,251            62,490          0.02%
                                 CHURCH & DWIGHT CO.INC.                                1,279            64,398          0.02%
                                 CONSTELLATION BRANDS INC CL A ***                     26,477           560,783          0.18%
                                 DEAN FOODS CO NEW ***                                  4,787           223,744          0.07%
                                 ESTEE LAUDERPANIES INC CL A                            7,105           347,079          0.11%
                                 FLOWERS FOODS INC                                      3,929           118,538          0.04%
                                 GREAT ATLANTIC & PACIFIC TEA CO***                    20,216           670,767          0.21%
                                 HANSEN NAT CORP ***                                    4,265           161,558          0.05%
                                 MOLSON COORS BREWING                                   2,806           265,504          0.08%
                                 NASH FINCH CO                                          2,177            75,019          0.02%
                                 NBTY INC ***                                             404            21,428          0.01%
                                 NU SKIN ENTERPRISES INC CL A                           1,562            25,804          0.01%
                                 PILGRIMS PRIDE CORP                                    1,472            48,856          0.02%
                                 PROCTER & GAMBLE CO                                    8,167           515,828          0.17%
                                 RALCORP HOLDINGS INCCOM ***                              808            51,954          0.03%
                                 RITE AID CORP ***                                      2,709            15,631          0.00%
                                 RUDDICK CORP                                           8,744           263,020          0.08%
                                 SANDERSON FARMS INC                                   64,853         2,403,452          0.77%
                                 SARA LEE CORP                                         10,356           175,224          0.06%
                                 SMITHFIELD FOODS INC ***                              20,942           627,213          0.20%
                                 SUPERVALUE INC USD                                     1,049            40,984          0.01%
                                 THE HERSHEY CO                                        30,560         1,670,410          0.53%
                                 TYSON FOODS INC CL A                                  25,969           504,058          0.16%
                                 WHOLE FOODS MKT INC                                      157             7,041          0.00%
                                                                                                ---------------   -----------
                                                                                                     12,391,836          3.95%
                                                                                                ---------------   -----------

              Energy
                                 ALLIS-CHALMERS ENERGY INC ***                            373             5,875          0.00%
                                 APACHE CORP                                            5,886           416,140          0.13%
                                 ARENA RES INC ***                                      3,990           199,979          0.06%
                                 ATP OIL & GAS CORP  ***                               37,362         1,404,811          0.45%
                                 ATWOOD OCEANICS INC ***                                8,576           503,325          0.16%
                                 BERRY PETE CO  CL A                                    2,397            73,492          0.02%
                                 BJ SVCS CO                                             4,670           130,293          0.04%
                                 BRISTOW GROUP INC ***                                  7,178           261,638          0.08%
                                 BRONCO DRILLING CO INC ***                            23,295           385,998          0.12%
                                 CAMERON INTL CORP   ***                                  644            40,437          0.01%
                                 CARBO CERAMICS INC                                     5,870           273,249          0.09%
                                 CARRIZO OIL & GAS INC ***                              2,034            71,109          0.02%
                                 CHESAPEAKE ENERGY CORP                                74,314         2,294,816          0.73%
                                 CIMAREX ENERGY CO                                      9,714           359,612          0.11%
                                 CONSOL ENERGY INC                                      1,032            40,382          0.01%
                                 CROSSTEX ENERGY                                       18,488           531,530          0.17%
                                 DELTA PETE CORP ***                                      331             7,600          0.00%
                                 DIAMOND OFFSHORE DRILLING INC                          4,288           347,114          0.11%
                                 DRIL-QUIP INC  ***                                       606            26,228          0.01%
                                 ENCORE ACQUISITION CO ***                              7,828           189,359          0.06%
                                 FMC TECHNOLOGIES INC ***                                 539            37,601          0.01%
                                 GLOBAL INDS LTD ***                                   29,131           532,806          0.17%
                                 GOODRICH PETE CORP  ***                               12,809           430,767          0.14%
                                 GRANT PRIDECO INC   ***                               13,744           685,001          0.22%
                                 HELIX ENERGY SOLUTIONS GROUP I ***                    31,803         1,185,934          0.38%
                                 HELMERICH & PAYNE INC                                  2,392            72,573          0.02%
                                 MASSEY ENERGY CO                                       3,720            89,243          0.03%
                                 NATIONAL-OILWELL VARCO INC ***                         7,742           602,250          0.19%
                                 NOBLE AFFILIATES INC                                  16,308           972,772          0.31%
                                 OCCIDENTAL PETE CORP                                  29,185         1,439,112          0.46%
                                 PARKER DRILLING CO  ***                                5,203            48,856          0.02%
                                 PETROHAWK ENERGY CORP ***                             68,770           905,701          0.29%
                                 PETROLEUM DEVELOPMENT CORP ***                        12,421           665,393          0.21%
                                 PETROQUEST ENERGY   INC ***                           34,987           408,998          0.13%
                                 PIONEER NATURAL RESOURCESP                             6,814           293,752          0.09%
                                 PLAINS EXPLORATION & PRODUCTIO ***                     2,893           130,590          0.04%
                                 POGO PRODUCING CO                                      1,388            66,763          0.02%
                                 RANGE RES CORP                                        14,852           496,057          0.16%
                                 SEACOR HOLDINGS INC ***                                1,363           134,119          0.04%
                                 SMITH INTL INC                                        45,915         2,206,215          0.70%
                                 ST MARY LAND & EXPL CO                                 1,401            51,388          0.02%
                                 SUN INC                                               30,551         2,152,012          0.70%
                                 SUPERIOR ENERGY SVCS INC ***                           5,086           175,314          0.07%
                                 TESORO CORP                                            4,825           484,575          0.16%
                                 TIDEWATER INC                                          2,546           149,145          0.05%
                                 WEATHERFORD INTERNATIONAL LTD ***                     10,255           462,501          0.15%
                                 WHITING PETROLEUM CORP ***                            29,749         1,172,408          0.37%
                                 WILLIAMSPANIES INC                                     3,570           101,602          0.03%
                                                                                                ---------------   -----------
                                                                                                     23,716,435          7.56%
                                                                                                ---------------   -----------

              Financial
                                 AFLAC INC                                             11,264           530,084          0.17%
                                 AMERICAN EXPRESS CO                                   31,683         1,786,921          0.57%
                                 ANNALY CAPITAL MANAGEMENT INC                        130,426         2,018,994          0.64%
                                 AON CORP                                              15,851           601,704          0.19%
                                 BANK MUTUAL CORP                                       1,686            19,170          0.01%
                                 BANK OF NEW YORK CO INC                               10,622           430,722          0.14%
                                 BANKATLANTIC BANCORP INC CL A                        132,104         1,447,860          0.46%
                                 BLACKROCK INC       NEW                                3,039           475,026          0.15%
                                 BOSTON PRIVATE FINL HLDGS INC                         19,409           541,899          0.17%
                                 BRANDYWINE REALTY TRUST REIT                           1,387            46,340          0.01%
                                 BROOKLINE BANCORP INC  DE                             77,837           986,195          0.31%
                                 BROWN & BROWN INC                                     64,886         1,755,166          0.56%
                                 CAPITAL ONE FINL    CORP                               2,157           162,767          0.05%
                                 CBL & ASSOCIATES PROPERTIES IN REIT                    4,429           198,596          0.06%
                                 CITY NATIONAL CORP  CA                                 2,062           151,763          0.05%
                                 COHEN & STEERS                                        11,510           495,851          0.16%
                                 COMMERCE BANCORP INC                                  22,376           746,911          0.24%
                                 COMMERCE BANCSHARES INC                                  213            10,290          0.00%
                                 CRESCENT REAL ESTATE EQUITIES REIT                     3,911            78,455          0.03%
                                 DUKE REALTY CORP                                       3,415           148,450          0.05%
                                 EAST-WEST BANCORP INC                                 47,933         1,762,496          0.56%
                                 EATON VANCE CORP                                       1,048            37,351          0.01%
                                 FEDERATED INVS INC PA CL B                                45            1,652           0.00%
                                 FIRST AMERN CORP                                         857            43,467          0.01%
                                 FIRST CMNTY BANCORP CALIF                              3,486           197,098          0.06%
                                 FIRST HORIZON NATL  CORP                               5,029           208,854          0.07%
                                 FIRSTMERIT CORP                                        9,609           202,846          0.06%
                                 GALLAGHER ARTHUR J & CO                               77,619         2,198,946          0.70%
                                 GENERAL GROWTH PROPERTIES REIT                         2,470           159,488          0.05%
                                 GFI GROUP INC ***                                        856            58,182          0.02%
                                 GLACIER BANCORP INC NEW                                1,412            33,944          0.01%
                                 GREATER BAY BANCORP                                       44             1,183          0.00%
                                 HARTFORD FINL SVCS GROUP INC                           1,399           133,716          0.04%
                                 HEALTHCARE REALTY TRUST REIT                             468            17,456          0.01%
                                 HIGHWOODS PROPERTIES INC REIT                          2,473            97,659          0.03%
                                 HILB ROGAL & HOBBS CO                                 46,175         2,264,884          0.72%
                                 INTERNATIONAL SECS EXCHANGE INC                       11,562           564,226          0.18%
                                 JONES LANG LASALLE INC                                 2,130           222,116          0.07%
                                 LANDAMERICA FINL GROUP INC                            21,213         1,567,853          0.50%
                                 LEGG MASON INC                                        25,516         2,403,862          0.77%
                                 LINCOLN NATL CORP IND                                  7,651           518,661          0.17%
                                 MACERICH CO          REIT                              2,780           256,761          0.08%
                                 MARSH & MCLENNAN COS INC                              17,860           523,119          0.17%
                                 MB FINANCIAL INC                                         419            15,088          0.00%
                                 MERCURY GENERAL CORP                                     238            12,624          0.00%
                                 MIDWEST BANC HLDGS INC                                24,801           439,226          0.14%
                                 NASDAQ STK MKT INC ***                                12,533           368,596          0.12%
                                 NATIONAL FINANCIAL PARTNERS CO                        12,365           580,042          0.19%
                                 NEW YORKMUNITY  BANCORP                               27,874           490,304          0.16%
                                 PENNSYLVANIA REAL ESTATE INVES REIT                   13,017           577,044          0.18%
                                 PLUM CREEK TIMBERPANY INC REIT                        13,884           547,307          0.17%
                                 POST PROPERTIES INC  REIT                                154             7,042          0.00%
                                 POTLATCH HOLDINGS   INC                                2,531           115,869          0.04%
                                 PRINCIPAL FINANCIAL GROUP INC                          2,784           166,678          0.05%
                                 PRIVATEBANCORP INC                                    12,596           460,510          0.15%
                                 PROASSURANCE CORP ***                                  1,529            78,208          0.02%
                                 PROSPERITY BANCSHARES INC                              1,947            67,639          0.02%
                                 RAYONIER INC                                           1,781            76,583          0.02%
                                 REDWOOD TRUST INC    REIT                                306            15,967          0.01%
                                 REINSURANCE GROUP AMER INC                               596            34,401          0.01%
                                 SAFECO CORP                                            1,443            95,858          0.03%
                                 SEACOAST BKG CORP   FLAMON                               258             5,849          0.00%
                                 SIGNATURE BANK ***                                    36,859         1,199,392          0.38%
                                 SLM CORP EDNOTES BOOK ENTRY                              247            10,102          0.00%
                                 STANCORP FINL GROUP INC                                   44             2,164          0.00%
                                 STATE STR CORP                                         5,911           382,737          0.13%
                                 SUNTRUST BKS INC                                         228            18,933          0.02%
                                 SVB FINANCIAL GROUP ***                                  798            38,775          0.02%
                                 SYNOVUS FINL CORP                                     12,494           404,056          0.14%
                                 TAUBMAN CTRS INC     REIT                              6,759           391,954          0.14%
                                 TD AMERITRADE HLDG CORP ***                           19,896           296,052          0.09%
                                 UCBH HOLDINGS INC                                     43,919           817,772          0.26%
                                 UMPQUA HOLDINGS CORP                                   3,709            99,290          0.03%
                                 UNIONBANCAL CORP                                       1,100            69,762          0.02%
                                 UNITED FIRE & CAS CO                                  35,947         1,262,818          0.40%
                                 UNUM GROUP                                             3,578            82,402          0.03%
                                 VALLEY NATIONAL BANCORP                               12,925           326,357          0.10%
                                 WADDELL & REED FINL INC CL A                          37,072           864,520          0.28%
                                 WEBSTER FINL CORP WATERBURY CO                         6,750           324,069          0.10%
                                 WEINGARTEN REALTY INVESTORS (F REIT                    1,989            94,597          0.03%
                                 WESTAMERICA BANCORPORATION                             2,768           133,335          0.04%
                                 WESTERN ALLIANCE BANCORP ***                           5,983           185,712          0.06%
                                 WINTRUST FINL CORP                                    15,428           688,243          0.22%
                                 ZIONS BANCORPORATION                                     773            65,334          0.02%
                                                                                                ---------------   -----------
                                                                                                     38,022,195         12.13%
                                                                                                ---------------   -----------

              Healthcare
                                 ADAMS RESPIRATORY THERAPEUTICS ***                    13,503           454,106          0.14%
                                 ADOLOR CORP ***                                       37,398           327,233          0.10%
                                 ADVANCED MAGNETICS INC ***                             6,438           388,018          0.12%
                                 AFFYMETRIX INC  ***                                   13,557           407,659          0.13%
                                 ALEXION PHARMACEUTICALS INC ***                        8,658           374,372          0.12%
                                 ALKERMES INC  ***                                     12,704           196,150          0.06%
                                 ALLERGAN INC                                          15,613         1,730,233          0.55%
                                 AMEDISYS INC ***                                      60,442         1,960,134          0.63%
                                 AMERICAN MEDICAL SYSTEMS HOLDING ***                  39,560           837,485          0.27%
                                 AMYLIN PHARMACEUTICALS INC ***                        29,629         1,106,939          0.35%
                                 ARENA PHARMACEUTICALS INC ***                         28,786           312,616          0.10%
                                 BECKMAN COULTER INC                                    8,823           563,701          0.18%
                                 BOSTON SCIENTIFIC CORP ***                            19,620           285,275          0.09%
                                 CERNER CORP  ***                                       1,055            57,445          0.02%
                                 CHEMED CORP                                           18,781           919,518          0.29%
                                 COMMUNITY HEALTH SYSTEMS INC ***                      11,838           417,290          0.13%
                                 CONCEPTUS INC  ***                                     6,883           137,660          0.04%
                                 CONMED CORP ***                                        2,879            84,153          0.03%
                                 COOPER COS INC                                        11,215           545,273          0.17%
                                 CUBIST PHARMACEUTICALS INC ***                        12,729           280,929          0.09%
                                 CV THERAPEUTICS INC ***                               63,070           496,361          0.16%
                                 CYTYC CORP ***                                        30,994         1,060,305          0.34%
                                 DADE BEHRING HOLDINGS INC                                 33             1,447          0.00%
                                 DAVITA INC ***                                        34,507         1,839,913          0.59%
                                 DIONEX CORP ***                                        1,247            84,933          0.03%
                                 ECLIPSYS CORP  ***                                       877            16,900          0.01%
                                 ERESEARCH TECHNOLOGY INC (EX P ***                    12,797           100,584          0.03%
                                 EV3 INC ***                                            4,828            95,112          0.03%
                                 FOX HOLLOW TECHNOLOGIES INC ***                          815            17,025          0.01%
                                 GENTIVA HEALTH SVCS INC ***                            1,247            25,152          0.01%
                                 GILEAD SCIENCES INC ***                               16,787         1,286,724          0.41%
                                 HAEMONETICS CORP    ***                                  689            32,211          0.01%
                                 HEALTH MGMT ASSOC INC NEW CL A                        25,852           281,011          0.09%
                                 HEALTH NET INC ***                                     2,335           125,646          0.04%
                                 HEALTHEXTRAS INC ***                                   8,849           254,674          0.08%
                                 HILLENBRAND INDS INC                                  11,233           666,903          0.21%
                                 HOLOGIC INC ***                                       12,419           715,831          0.23%
                                 IMCLONE SYS INC ***                                   53,083         2,164,194          0.69%
                                 INTUITIVE SURGICAL  INC ***                           10,017         1,217,767          0.39%
                                 INVERNESS MED INNOVATIONS INC ***                     13,772           602,938          0.19%
                                 INVITROGEN CORP ***                                    7,731           492,078          0.16%
                                 KINDRED HEALTHCARE INC ***                            22,690           743,778          0.24%
                                 LINCARE HLDGS INC   ***                                2,644            96,903          0.03%
                                 MATRIA HEALTHCARE INC ***                             78,029         2,056,844          0.66%
                                 MEDIMMUNE INC ***                                     24,253           882,567          0.28%
                                 MERIT MEDICAL SYSTEMS INC ***                         18,204           228,460          0.07%
                                 MGI Pharma Inc ***                                     2,119            47,614          0.02%
                                 MILLIPORE CORP ***                                     7,790           564,541          0.18%
                                 MYRIAD GENETICS INC ***                                  928            31,979          0.01%
                                 NEUROCRINE BIOSCIENCES INC ***                        17,366           217,075          0.07%
                                 OMNICARE INC                                             980            38,975          0.01%
                                 OWENS & MINOR INC                                     16,171           593,961          0.19%
                                 PDL BIOPHARMA INC ***                                 29,252           634,768          0.20%
                                 PERKINELMER INC                                       18,041           436,953          0.14%
                                 PHARMACEUTICAL PRODUCTS DEVELO                           466            15,700          0.01%
                                 POLYMEDICA CORP                                          105             4,445          0.00%
                                 RADIATION THRPY ***                                      261             7,997          0.00%
                                 RESMED INC  ***                                        2,840           143,051          0.05%
                                 RESPIRONICS INC  ***                                     238             9,994          0.00%
                                 SALIX PHARMACEUTICALS ***                                278             3,503          0.00%
                                 SCHEIN HENRY INC  ***                                    157             8,663          0.00%
                                 STERIS CORP                                               45             1,195          0.00%
                                 STRYKER CORP                                          16,481         1,093,020          0.35%
                                 SUNRISE SENIOR LIVING INC ***                         23,153           915,007          0.29%
                                 TECHNE CORP ***                                          182            10,392          0.00%
                                 TENET HEALTHCARE CORP ***                             80,991           520,772          0.18%
                                 THORATEC CORP ***                                        862            18,016          0.01%
                                 UNITEDHEALTH GRP                                         606            32,100          0.01%
                                 UNIVERSAL HEALTH SERVICES INC CL B                     9,547           546,660          0.17%
                                 VARIAN INC  ***                                        5,098           297,009          0.09%
                                 VENTANA MEDICAL SYSTEMS INC ***                          135             5,657          0.00%
                                                                                                ---------------   ------------
                                                                                                     33,171,497         10.58%
                                                                                                ---------------   ------------

              Industrial
                                 AAR CORP ***                                           2,806            77,333          0.02%
                                 ACTUANT CORP                                           2,813           142,929          0.05%
                                 ADVISORY BOARD CO   ***                                8,302           420,247          0.13%
                                 ALASKA AIR GROUP INC ***                              13,213           503,415          0.16%
                                 ALEXANDER & BALDWIN INC                                3,374           170,185          0.05%
                                 ALLIANT TECHSYSTEMS INC ***                            8,786           772,465          0.25%
                                 AMERCO ***                                             1,295            90,637          0.03%
                                 AMERON INTL CORP DEL                                     214            14,094          0.00%
                                 AMETEK INC NEW                                           230             7,944          0.00%
                                 ARMOR HLDGS INC  ***                                      61             4,107          0.00%
                                 AVIS BUDGET GROUP ***                                  2,278            62,235          0.02%
                                 BE AEROSPACE INC  ***                                    628            19,908          0.01%
                                 BRIGGS & STRATTON CORP                                 8,736           269,506          0.09%
                                 BRINKS CO                                              7,636           484,504          0.15%
                                 C H ROBINSON WORLDWIDE INC                               965            46,368          0.01%
                                 CARLISLE COS INC                                      13,034           559,550          0.18%
                                 CATERPILLAR INC                                        9,213           617,547          0.20%
                                 CELADON GROUP INC ***                                 31,158           520,339          0.17%
                                 CERADYNE INC ***                                       9,915           542,747          0.17%
                                 COOPER IND INC CL A                                      224            10,078          0.00%
                                 COPART INC ***                                        13,379           374,746          0.12%
                                 CORPORATE EXECUTIVE BRD CO                             3,168           240,641          0.08%
                                 CORRECTIONS CORP AMER NEW ***                         10,273           542,517          0.17%
                                 CSX CORP                                               2,133            85,427          0.03%
                                 CUMMINS INC                                            1,825           264,114          0.08%
                                 DOLLAR THRIFTY AUTOMOTIVE  GRO ***                    18,720           955,469          0.30%
                                 DRS TECHNOLOGIES INC                                   2,872           149,832          0.05%
                                 DYNAMIC MATERIALS CORP ***                               180             5,890          0.00%
                                 EATON CORP                                             8,523           712,182          0.23%
                                 EDO CORP                                               4,288           112,346          0.04%
                                 ENERGY CONVERSION DEVICES INC ***                     16,420           573,715          0.18%
                                 ENPRO INDUSTRIES INC ***                                 218             7,859          0.00%
                                 FASTENAL CO                                           13,131           460,242          0.15%
                                 FLUOR CORP (NEW)                                       6,342           569,004          0.18%
                                 FTI CONSULTING INC  ***                                  112             3,762          0.00%
                                 GATX CORP                                             48,195         2,303,721          0.73%
                                 GENCORP INC ***                                        1,548            21,424          0.01%
                                 GENERAL CABLE CORP DEL NEW ***                        10,045           536,704          0.17%
                                 GENERAL ELECTRIC CO                                   12,896           456,003          0.15%
                                 GEO GROUP INC ***                                     12,529           567,814          0.18%
                                 GREENBRIER COS INC                                    19,104           510,077          0.16%
                                 HARSCO CORP                                            3,284           147,320          0.05%
                                 HEARTLAND EXPRESS INC                                  6,301           100,060          0.03%
                                 HEXCEL CORPORATION  ***                                4,230            83,966          0.03%
                                 HNI CORP                                                 968            44,460          0.01%
                                 HUNT J B TRANS SVCS INC                               62,559         1,641,548          0.52%
                                 IDEX CORP                                              1,266            64,414          0.02%
                                 INGERSOLL RAND CO-A                                   11,454           496,760          0.16%
                                 ITT CORP                                               5,619           338,938          0.11%
                                 JETBLUE AWYS CORP ***                                 38,925           448,027          0.14%
                                 KANSAS CITY SOUTHN ***                                 1,622            57,711          0.02%
                                 KENEXA CORP ***                                          880            27,394          0.01%
                                 KENNAMETAL INC                                         3,046           205,940          0.07%
                                 LAYNE CHRISTENSEN CO ***                               9,211           335,465          0.11%
                                 LENNOX INTL INC                                        5,467           195,172          0.06%
                                 MC GRATH RENT CORP                                     7,750           245,443          0.08%
                                 MINE SAFETY APPLIANCES CO                              5,988           251,855          0.08%
                                 MOBILE MINI INC ***                                   20,415           546,714          0.17%
                                 MOOG INC CL A ***                                        245            10,204          0.00%
                                 NAVIGANT CONSULTING CO ***                            14,505           286,619          0.09%
                                 NCI BLDG SYS INC ***                                     135             6,445          0.00%
                                 NORTHROP GRUMMAN CORP                                  5,860           434,929          0.14%
                                 OSHKOSH TRUCK CORP                                     1,966           104,198          0.03%
                                 PALL CORP                                             17,567           667,546          0.21%
                                 PITNEY BOWES INC                                       8,653           392,760          0.13%
                                 PRECISION CASTPARTS CORP                              16,290         1,694,975          0.54%
                                 QUANTA SVCS INC ***                                    3,227            81,384          0.03%
                                 REPUBLIC SVCS INC                                        553            15,383          0.00%
                                 RESOURCES CONNECTION INC ***                          18,188           581,834          0.20%
                                 RYDER SYSTEM INC                                      10,542           520,142          0.17%
                                 TAL INTRNATL GRP                                         202             4,848          0.00%
                                 TEREX CORP NEW ***                                        90             6,458          0.00%
                                 TRINITY INDS INC                                      21,170           887,446          0.28%
                                 UNION PACIFIC CORP                                     3,107           315,516          0.10%
                                 UNITED RENTALS INC  ***                               10,938           300,795          0.10%
                                 UNITED STATIONERS INC ***                              8,661           518,967          0.17%
                                 US AIRWAYS GROUP ***                                   1,577            71,722          0.02%
                                 WABASH NATL CORP                                      16,377           252,533          0.08%
                                 WASHINGTON GROUP INTL INC ***                         15,752         1,046,248          0.33%
                                 WASTE CONNECTIONS INC ***                                557            16,677          0.01%
                                 WATSCO INC CL A                                       13,045           666,208          0.21%
                                 WILLIAMS SCOTSMAN INTERNATIONA L***                   26,777           526,436          0.17%
                                 WW GRAINGER INC                                        3,904           301,545          0.10%
                                                                                                ---------------   -----------
                                                                                                     29,732,632          9.48%
                                                                                                ---------------   -----------

              Technology
                                 3COM CORP ***                                         16,134            63,084          0.02%
                                 ACTIVISION INC ***                                    16,591           314,234          0.10%
                                 ADOBE SYS INC ***                                        314            13,094          0.00%
                                 ADVANCED MICRO DEVICES INC ***                        38,620           504,377          0.16%
                                 ALVARION LTD  ***                                      9,662            77,779          0.02%
                                 AMDOCS LTD ***                                         6,218           226,833          0.07%
                                 ANALOG DEVICES INC                                     2,359            81,362          0.03%
                                 ANIXTER INTL INC ***                                  13,525           891,839          0.28%
                                 ANSYS INC ***                                         11,825           600,355          0.19%
                                 AQUANTIVE INC ***                                      6,938           193,640          0.06%
                                 ARIBA INC ***                                          6,700            62,980          0.02%
                                 ARROW ELECTRS INC ***                                 13,414           506,379          0.16%
                                 AVID TECHNOLOGY INC ***                                8,350           291,248          0.09%
                                 BANKRATE INC  ***                                     40,438         1,425,035          0.45%
                                 BISYS GROUP INC ***                                    1,848            21,178          0.01%
                                 BLACKBOARD INC   ***                                  64,674         2,174,987          0.69%
                                 BRIGHTPOINT INC ***                                   19,426           222,233          0.07%
                                 BROOKS AUTOMATION INC ***                             26,706           458,008          0.15%
                                 CA INC                                                25,697           665,809          0.21%
                                 CABOT MICROELECTRONICS CORP ***                        4,252           142,485          0.05%
                                 CADENCE DESIGN SYS INC ***                             9,356           197,037          0.06%
                                 CHECKFREE CORP NEW  ***                                1,002            37,164          0.01%
                                 COMMSCOPE INC  ***                                    28,335         1,215,572          0.39%
                                 COMPUWARE CORP ***                                     9,004            85,448          0.03%
                                 CONCUR TECHNOLOGIES INC ***                            3,564            62,227          0.02%
                                 CYPRESS SEMICONDUCTOR CORP ***                         4,784            88,743          0.03%
                                 DAKTRONICS INC                                        12,772           350,464          0.11%
                                 DELL INC ***                                           2,290            53,151          0.02%
                                 DIEBOLD INC                                            2,267           108,159          0.03%
                                 DIODES INC ***                                        12,933           450,715          0.14%
                                 DST SYS INC DEL ***                                    6,778           509,706          0.16%
                                 EBAY INC ***                                          12,437           412,287          0.13%
                                 ELECTRONIC ARTS INC ***                               12,655           637,306          0.20%
                                 EPICOR SOFTWARE CORP ***                               2,092            29,100          0.01%
                                 EQUINIX INC ***                                          644            55,146          0.02%
                                 FEI CO  ***                                            8,593           309,864          0.10%
                                 FIDELITY NATIONAL INFORMATION                         10,690           485,967          0.16%
                                 FORMFACTOR INC  ***                                    4,661           208,580          0.07%
                                 GENESIS MICROCHIP INC  DE ***                         25,555           237,406          0.08%
                                 GOOGLE INC CL A ***                                      907           415,551          0.13%
                                 HARRIS CORP DEL                                        7,117           362,611          0.12%
                                 HEARTLAND PAYMENT SYSTEMS INC                          2,055            48,580          0.02%
                                 HUTCHINSON TECHNOLOGY INC ***                         98,895         2,309,198          0.74%
                                 INFORMATICA CORP ***                                   1,482            19,903          0.01%
                                 INTERNATIONAL RECTIFIER CORP ***                      36,407         1,391,111          0.44%
                                 IRON MOUNTAIN INC   ***                                5,285           138,097          0.04%
                                 ITRON INC ***                                          4,406           286,566          0.09%
                                 IXIA  ***                                              8,143            75,730          0.02%
                                 JDS UNIPHASE CORP   ***                               25,220           384,101          0.12%
                                 KNOT INC  ***                                         23,729           510,885          0.16%
                                 KOMAG INC  ***                                        42,555         1,392,825          0.44%
                                 LINEAR TECHNOLOGY CORP                                23,017           727,107          0.23%
                                 MEMC ELECTRONIC MATERIALS INC ***                      6,896           417,760          0.13%
                                 METTLER TOLEDO INTERNATIONAL I ***                       617            55,265          0.02%
                                 MICRON TECHNOLOGY INC ***                            112,400         1,357,792          0.43%
                                 MICROS SYS INC ***                                       107             5,777          0.00%
                                 MICROSEMI CORP ***                                     5,703           118,679          0.04%
                                 MONEYGRAM INTL INC                                    18,638           517,391          0.17%
                                 ON SEMICONDUCTOR CORP /  SEMIC ***                    71,427           637,129          0.20%
                                 OPENWAVE SYSTEMS INC ***                                 679             5,534          0.00%
                                 PACKETEER INC ***                                      6,396            79,438          0.03%
                                 PHOTRONICS INC  ***                                    5,243            81,529          0.03%
                                 PLANTRONICS INC NEW                                   31,832           751,871          0.24%
                                 PROGRESS SOFTWARE CORP ***                             1,177            36,721          0.01%
                                 QUALCOMM INC                                          11,208           478,131          0.15%
                                 QUEST SOFTWARE INC  ***                               28,513           463,908          0.15%
                                 SANDISK CORP  ***                                      2,768           121,238          0.05%
                                 SAPIENT CORPORATION ***                               19,609           134,518          0.05%
                                 SAVVIS INC  ***                                       12,725           609,273          0.20%
                                 SEMTECH CORP   ***                                    17,520           236,170          0.09%
                                 STANDARD MICROSYSTEMS CORP ***                        12,471           380,864          0.12%
                                 TERADYNE INC ***                                      18,002           297,753          0.09%
                                 TRANSACTION SYSTEMS ARCHITECTS ***                        90             2,915          0.00%
                                 TRIDENT MICROSYSTEMS INC ***                          18,192           364,932          0.12%
                                 ULTRATECH INC ***                                      9,089           123,701          0.04%
                                 VARIAN SEMICONDUCTOR  EQUIPTMENT ***                   2,470           131,849          0.04%
                                 VERIFONE HLDGS INC ***                                14,418           529,573          0.17%
                                 VISHAY INTERTECHNLGYINC ***                              561             7,843          0.00%
                                 WIND RIVER SYSTEMS INC ***                             7,506            74,610          0.02%
                                 WRIGHT EXPRESS CORP ***                               58,393         1,771,060          0.56%
                                 YAHOO INC ***                                         15,010           469,663          0.15%
                                 ZEBRA TECHNOLOGIES CORP CL A ***                       9,419           363,668          0.12%
                                                                                                ---------------   -----------
                                                                                                     33,159,801         10.58%
                                                                                                ---------------   -----------

              Utilities
                                 ALLIANT ENERGY CORP                                   21,782           976,269          0.31%
                                 AMERICAN ELEC PWR INC                                    428            20,865          0.01%
                                 AQUA AMER INC                                         79,353         1,781,475          0.57%
                                 CALIFORNIA WTR SVC GROUP                              12,793           490,227          0.16%
                                 DPL INC                                               40,714         1,265,798          0.40%
                                 DUKE ENERGY CORP NEW                                   6,847           138,926          0.04%
                                 EDISON INTL                                           39,494         1,940,340          0.62%
                                 ENERGY EAST CORP                                          85             2,071          0.00%
                                 EQUITABLE RES INC                                     39,012         1,885,060          0.60%
                                 FIRSTENERGY CORP                                       7,248           480,108          0.15%
                                 INTEGRYS ENERGY GROUP INC                              4,585           254,513          0.08%
                                 ITC HLDGS CORP                                        18,752           811,774          0.26%
                                 MDU RES GROUP INC                                         67             1,926          0.00%
                                 NATIONAL FUEL GAS CO N J                               5,089           220,150          0.07%
                                 NORTHEAST UTILS                                        3,147           103,127          0.03%
                                 NRG ENERGY INC ***                                    11,280           812,611          0.26%
                                 ORMAT TECHNOLOGIES INC                                12,775           536,039          0.17%
                                 PPL CORP                                               7,970           325,973          0.10%
                                 PUBLIC SVC ELEC & GAS CO                                 202            16,774          0.01%
                                 QUESTAR CORP                                          12,276         1,095,142          0.35%
                                 RELIANT ENERGY INC ***                               101,425         2,060,956          0.66%
                                 SIERRA PACIFIC RESOURCES ***                          33,647           584,785          0.20%
                                 SOUTHERN UN CO NEW                                        90             2,735          0.00%
                                 WGL HLDGS INC                                            356            11,385          0.00%
                                                                                                ---------------   -----------
                                                                                                     15,819,029          5.05%
                                                                                                ---------------   -----------

                                 Total common stocks sold short (cost - $234,369,217)               239,387,950        76.36%
                                                                                                ---------------   -----------

      Common Stocks (Non-United States)

      Bahamas
              Energy
                                 TEEKAY SHIPPING CORPCOM STK                              429            23,213        0.01%
                                                                                                ---------------   ---------
      Bermuda
              Consumer, Cyclical
                                 CENTRAL EUROPEAN MEDIA ENTERPR ***                       978            86,504        0.03%
              Financial
                                 PLATINUM UNDERWRITERS HOLDINGS                           843            27,043        0.01%
              Technology
                                 MARVELL TECHNOLOGY GROUP LTD ***                       9,224           155,055        0.04%
                                 VISTAPRINT LIMITED ***                                14,327           548,725        0.18%
                                                                                                ---------------   ---------
                                                                                                        703,780        0.22%
                                                                                                ---------------   ---------

                                                                                                ---------------   ---------
                                   Total Bermuda                                                        817,327        0.26%
                                                                                                ---------------   ---------
      Brazil
              Communications
                                 NII HLDGS INC ***                                      2,077           154,072        0.05%
              Industrial
                                 EMBRAER-EMPRESA BRASILEIRA DE, ADR                    13,022           597,189        0.19%
                                                                                                ---------------   ---------
                                   Total Brazil                                                         751,261        0.24%
                                                                                                ---------------   ---------
      Canada
              Basic Materials
                                 GOLDCORP INC NEW NPV CL A SUB VTG SH                   5,455           131,029        0.04%
              Communications
                                 BCE INC NEW                                            4,961           140,297        0.04%
              Energy
                                 CAMECO CORP                                              355            14,534        0.00%
                                 CDN NATURAL                                            5,732           316,349        0.10%
                                 TALISMAN                                               4,759            83,568        0.03%
                                 ULTRA PETROLEUM CORPCOM ***                            2,290           121,668        0.04%
                                                                                                ---------------   ---------
                                                                                                        536,119        0.17%
                                                                                                ---------------   ---------
              Financial
                                 BROOKFIELDS ASSET   MGMT INC CL A LTD VT               1,795            93,807        0.03%
              Healthcare
                                 ANGIOTECH PHARMACEUTICALS ***                          2,673            14,648        0.00%
                                 BIOVAIL CORP                                           2,949            64,465        0.03%
                                                                                                ---------------   ---------
                                                                                                         79,113        0.03%
                                                                                                ---------------   ---------

                                                                                                ---------------   ---------
                                   Total Canada                                                         980,365        0.31%
                                                                                                ---------------   ---------
      Cayman Island
              Technology
                                 SEAGATE TECHNOLOGY                                    36,441           849,075        0.27%
                                                                                                ---------------   ---------
      Finland
              Technology
                                 NOKIA CORP, ADR                                        4,310            98,785        0.03%
                                                                                                ---------------   ---------
      Germany
              Basic Materials
                                 BASF AG  LUDWIGSHAFEN/RHEIN, ADR                         292            32,827        0.01%
              Consumer, Cyclical
                                 DAIMLERCHRYSLER AG                                    23,977         1,961,558        0.63%
              Financial
                                 UBS AG-REG ***                                            23             1,367        0.00%
              Industrial
                                 SIEMENS AG  MUENCHEN, ADR                                175            18,760        0.00%
                                                                                                ---------------   ---------
                                   Total Germany                                                      2,014,512        0.64%
                                                                                                ---------------   ---------
      Great Britain
              Consumer, Non-Cyclical
                                 CADBURY SCHWEPPES PLC, ADR                            16,845           865,328        0.28%
              Energy
                                 BG GROUP PLC, ADR                                        561            40,235        0.01%
                                                                                                ---------------   ---------
                                   Total Great Britain                                                  905,563        0.29%
                                                                                                ---------------   ---------
      Ireland
              Healthcare
                                 ELAN CORP PLC, ADR ***                                 2,925            38,873        0.01%
                                                                                                ---------------   ---------
      Japan
              Basic Materials
                                 ACHILLES                                               1,000             1,753        0.00%
                                 ADEKA                                                  3,600            41,526        0.01%
                                 DAI NIPPON TORYO                                      19,000            33,953        0.01%
                                 DENKI KAGAKUKOGYO                                      2,000             9,350        0.00%
                                 GODO STEEL                                             3,000            16,007        0.01%
                                 KANEKA                                                12,000           114,232        0.04%
                                 KROSAKI HARIMA                                         7,000            35,333        0.01%
                                 KURIMOTO                                               9,000            24,239        0.01%
                                 LINTEC                                                 1,600            31,505        0.01%
                                 MARUICHI STEEL                                         2,100            65,094        0.02%
                                 M'BISHI PAPER MLS                                      1,000             1,855        0.00%
                                 M'BISHI SHINDOH                                       15,000            54,118        0.02%
                                 MITSUI MINING AND SMELTING                             9,000            49,316        0.02%
                                 NAKAYAMA STEEL                                         1,000             3,845        0.00%
                                 NIFCO                                                    300             7,749        0.00%
                                 NIPPON PAPER                                               1             3,549        0.00%
                                 NIPPON VALQUA IND                                      2,000             7,690        0.00%
                                 NISSAN CHEM IND                                        5,000            64,451        0.02%
                                 NITTO DENKO                                              700            32,784        0.01%
                                 OJI PAPER JPY50 ORD                                    3,000            15,880        0.01%
                                 SHINAGAWA REFRAC                                      13,000            56,811        0.02%
                                 SHIN-ETSU POLYMER                                        700             8,531        0.00%
                                 S'TOMO METAL MNG CO                                    2,000            38,535        0.01%
                                 SUMITOMO BAKELITE                                      7,000            50,510        0.02%
                                 SUMITOMO CHEMICAL                                      2,000            15,075        0.00%
                                 TAIHEIYO CEMENT                                        7,000            30,887        0.01%
                                 TAIYO INK MFG                                            100             2,964        0.00%
                                 TAIYO NIPPON SANSO                                     2,000            18,022        0.01%
                                 TEIJIN                                                 6,000            33,792        0.01%
                                 TOKUYAMA                                               3,000            52,340        0.02%
                                 TOKYO OHKA KOGYO                                         100             2,498        0.00%
                                 TOKYO STEEL MFG                                          400             5,881        0.00%
                                 TOSOH                                                  8,000            41,126        0.01%
                                 TOYO SEIKAN                                            1,200            24,137        0.01%
                                 YODOGAWA STEEL                                         3,000            18,421        0.01%
                                                                                                ---------------   ---------
                                                                                                      1,013,759        0.33%
                                                                                                ---------------   ---------
              Communications
                                 KDDI                                                       2            15,939        0.01%
                                                                                                ---------------   ---------
              Consumer, Cyclical
                                 ALPINE ELEC                                              700            12,568        0.00%
                                 AOKI HOLDINGS                                          1,000            19,056        0.01%
                                 AOYAMA TRADING                                           400            12,670        0.00%
                                 ARUZE                                                    100             3,481        0.00%
                                 ASATSU                                                   700            22,054        0.01%
                                 ASKUL CORPORATION                                        500             9,464        0.00%
                                 AUTOBACS SEVEN                                           100             3,574        0.00%
                                 AVEX                                                   1,900            30,815        0.01%
                                 CASIOPUTER                                               300             6,555        0.00%
                                 CHORI ***                                             41,000            79,517        0.03%
                                 DAITO TR CONST                                           200             9,401        0.00%
                                 DOUTOR COFFEE                                          5,200           100,191        0.03%
                                 EAGLE INDUSTRY                                         2,000            21,580        0.01%
                                 EDION                                                    900            12,539        0.01%
                                 FOSTER ELECTRIC                                          100             1,167        0.00%
                                 FUJI HEAVY IND                                         6,000            31,099        0.02%
                                 FUJIFILM HLDG                                          1,600            65,314        0.03%
                                 FUNAI                                                    500            47,639        0.02%
                                 GOLDCREST                                                110             6,037        0.00%
                                 HEIWA                                                    600             7,399        0.00%
                                 KANTO AUTO WORKS                                         500             6,331        0.00%
                                 KENWOOD                                                2,000             3,032        0.00%
                                 KURABO INDUSTRIES                                      8,000            22,155        0.01%
                                 MARUI                                                  2,400            29,371        0.01%
                                 MATSUSHITA ELEC INDUSTRIAL                             3,000            60,343        0.02%
                                 MITSUKOSHI                                             6,000            27,491        0.01%
                                 MIZUNO                                                 1,000             6,310        0.00%
                                 NISHIMATSUYA                                             300             5,056        0.00%
                                 NISSAN SHATAI                                          1,000             5,082        0.00%
                                 NISSEI BUILD KGYO                                     16,000            23,036        0.01%
                                 NISSEN                                                   300             2,096        0.00%
                                 NISSHINBO IND                                          6,000            75,054        0.02%
                                 NOK                                                      300             5,094        0.00%
                                 ONWARD KASHIYAMA                                       5,000            69,405        0.02%
                                 PARCO                                                  1,700            21,596        0.01%
                                 PIONEER                                                4,000            52,170        0.02%
                                 POINT                                                    270            17,127        0.01%
                                 RAKUTEN                                                    5             2,376        0.00%
                                 RHYTHM WATCH                                           1,000             1,533        0.00%
                                 RIKEN                                                  1,000             6,352        0.00%
                                 RINNAI                                                   500            13,297        0.00%
                                 SAKAI OVEX                                             3,000             5,082        0.00%
                                 SANKYO                                                   300            13,161        0.00%
                                 SANYO SHOKAI                                           5,000            44,760        0.01%
                                 SEKISUI CHEMICAL                                       3,000            23,858        0.01%
                                 SEKISUI HOUSE                                          3,000            46,598        0.01%
                                 S'TOMO RUBBER IND                                        300             3,280        0.00%
                                 TOHO                                                     500             9,740        0.00%
                                 TOKAI RIKA                                             1,300            30,773        0.01%
                                 TOKAI RUBBER                                             200             3,870        0.00%
                                 TOKYO DOME ***                                        11,000            59,437        0.02%
                                 TV ASAHI                                                   1             2,007        0.00%
                                 UNITED ARROWS LTD                                      1,100            21,008        0.01%
                                 USS CO LTD                                               420            27,354        0.01%
                                 YAMADA DENKI                                           1,480           137,628        0.06%
                                 YAMAHA                                                   500            11,137        0.00%
                                 YOKOHAMA RUBBER                                        9,000            55,185        0.02%
                                                                                                ---------------   ---------
                                                                                                      1,451,305        0.48%
                                                                                                ---------------   ---------
              Consumer, Non-Cyclical
                                 ARIAKE JAPAN                                             700            14,376        0.01%
                                 ASAHI BREWERIES                                        1,200            19,208        0.01%
                                 CALPIS                                                 1,000             9,096        0.01%
                                 CAWACHI LIMIDED                                          100             2,702        0.00%
                                 EZAKI GLICO                                            2,000            23,680        0.01%
                                 FAMILYMART                                               200             5,556        0.00%
                                 ITO EN                                                   100             3,252        0.00%
                                 J-OIL MILLS                                            6,000            23,223        0.01%
                                 KIBUN FOOD                                             2,200            29,774        0.01%
                                 KIKKOMAN                                               1,000            12,788        0.00%
                                 KOSE CORP                                                500            14,736        0.00%
                                 KYOKUYO                                                9,000            20,047        0.01%
                                 LAWSON                                                   600            23,019        0.01%
                                 MATSUMOTOKIYOSHI                                         600            13,720        0.00%
                                 MITSUI SUGAR                                          12,000            44,514        0.01%
                                 MORINAGA MILK IND                                      1,000             4,921        0.00%
                                 NIPPON BSM                                             3,000             8,664        0.00%
                                 NISSHIN SEIFUN GR                                      1,000            10,155        0.00%
                                 NPN MEAT PACKERS                                       5,000            61,021        0.02%
                                 TOYO SUISAN                                            1,000            19,649        0.01%
                                 UNI-CHARM                                              1,500            94,770        0.03%
                                 UNY                                                    3,000            41,084        0.01%
                                 VALOR                                                    100             1,165        0.00%
                                                                                                ---------------   ---------
                                                                                                        501,120        0.16%
                                                                                                ---------------   ---------
              Energy
                                 AOC HOLDINGS                                           3,500            57,209        0.02%
                                 NIPPON OIL                                            17,000           137,641        0.04%
                                                                                                ---------------   ---------
                                                                                                        194,850        0.06%
                                                                                                ---------------   ---------
              Financial
                                 77 BANK                                                1,000             6,513        0.00%
                                 ACOM                                                   3,290           139,597        0.04%
                                 AEON CREDIT                                            3,400            57,187        0.02%
                                 AEON MALL                                                200             5,861        0.00%
                                 AIFUL                                                  4,500           139,107        0.04%
                                 AIOI INSURANCE                                         5,000            34,808        0.01%
                                 AWA BANK                                               2,000            11,349        0.00%
                                 BANK OF KYOTO                                          3,000            34,376        0.01%
                                 CENTURY LEASING                                        1,200            16,850        0.01%
                                 COSMOS INITIA                                         10,000            72,412        0.02%
                                 DAIBIRU                                                7,100           101,201        0.03%
                                 DAISHI BANK                                            2,000             8,452        0.00%
                                 DAITO BANK                                             4,000             5,895        0.00%
                                 FUJI F&M INS                                           2,000             8,215        0.00%
                                 HACHIJUNI BANK                                         2,000            13,889        0.00%
                                 HITACHI CAPITAL                                        1,100            21,939        0.01%
                                 ICHIYOSHI SEC                                            200             3,205        0.00%
                                 JOYO BANK                                              5,000            31,167        0.01%
                                 JSFC                                                     500             7,576        0.00%
                                 KEIYO BANK                                             2,000            12,941        0.00%
                                 MILLEA HOLDINGS                                        2,600            96,007        0.03%
                                 MITSUBISHI ESTATE                                      1,000            32,776        0.01%
                                 MUSASHINO BANK                                         1,000            53,441        0.02%
                                 NISHI-NIPPON CITY BANK                                 3,000            13,288        0.00%
                                 OGAKI KYORITSU BK                                      2,000             8,672        0.00%
                                 OMC CARD                                              16,900           139,694        0.04%
                                 POCKET CARD                                            1,700            10,481        0.00%
                                 PROMISE                                                3,700           139,132        0.04%
                                 RESONA HLDGS                                              40           107,389        0.03%
                                 RICOH LEASING                                            200             5,251        0.00%
                                 SANYO SHINPAN                                          5,200           131,899        0.06%
                                 SFCG                                                     790           140,638        0.06%
                                 SURUGA BANK                                            1,000            13,009        0.00%
                                 TAKAGI SECURITIES                                      3,000            13,364        0.00%
                                 TAKEFUJI                                               1,800            72,107        0.02%
                                 TOC                                                    9,000            59,682        0.04%
                                 TOKYO THEATERS                                         3,000             8,105        0.00%
                                 URBAN                                                  2,000            29,320        0.01%
                                                                                                ---------------   ---------
                                                                                                      1,806,795        0.56%
                                                                                                ---------------   ---------
              Healthcare
                                 ALFRESA HOLDINGS                                         100             6,352        0.00%
                                 CHUGAI PHARM                                           1,700            42,905        0.01%
                                 HISAMITSU PHARM                                          100             2,947        0.00%
                                 KISSEI PHARM                                           1,000            17,235        0.01%
                                 MIRACA                                                 1,600            33,470        0.01%
                                 MOCHIDA PHARM                                          7,000            67,228        0.02%
                                 NIHON KOHDEN                                             700            16,303        0.01%
                                 ONO PHARM                                              1,700            95,024        0.03%
                                 PARAMOUNT BED                                            500             9,824        0.00%
                                 ROHTO PHARM                                            5,000            57,125        0.02%
                                 SHIONOGI                                               1,000            17,955        0.01%
                                 TAISHO PHARM                                           2,000            36,587        0.01%
                                                                                                ---------------   ---------
                                                                                                        402,955        0.13%
                                                                                                ---------------   ---------
              Industrial
                                 AIDA ENGINEERING                                       4,000            28,050        0.02%
                                 AMANO                                                  3,000            36,562        0.02%
                                 ARRK                                                     300             3,616        0.00%
                                 ASAHI DIAMOND IND                                      1,000             7,300        0.00%
                                 ASAHI GLASS                                            9,000           126,454        0.06%
                                 ASAHI PRETEC                                             900            22,562        0.02%
                                 CENTRAL GLASS                                          8,000            54,000        0.03%
                                 CKD                                                    3,200            29,784        0.02%
                                 COSEL                                                    400             7,114        0.00%
                                 DAI NIPPON PRTG                                        6,000            94,211        0.03%
                                 DAIICHI JITSUGYO                                       1,000             4,946        0.00%
                                 DAIICHI KISEN                                          2,000             5,928        0.00%
                                 EBARA                                                 18,000            85,217        0.03%
                                 FANUC                                                    100             9,291        0.00%
                                 FUJIKURA                                               1,000             7,038        0.00%
                                 FURUKAWA ELECTRIC                                      7,000            42,685        0.01%
                                 GLORY                                                    100             1,944        0.00%
                                 HINO MOTORS                                            7,000            37,231        0.01%
                                 HITACHI TRANSSYS                                         300             3,427        0.00%
                                 IWASAKI ELECTRIC                                       3,000             7,292        0.00%
                                 JPN AIRPORT TERM                                         100             1,456        0.00%
                                 KAJIMA                                                 2,000            10,197        0.00%
                                 KANDENKO                                              12,000            82,219        0.03%
                                 KANEMATSU ***                                          2,000             4,319        0.00%
                                 KEISEI ELEC RAIL                                       2,000            12,890        0.00%
                                 KIMMON MFG ***                                         1,000             1,516        0.00%
                                 KINDEN                                                 3,000            26,856        0.01%
                                 KINTETSU WRLD EXP                                      1,300            46,022        0.01%
                                 KIORITZ                                                5,000            15,202        0.00%
                                 KITAGAWA IRON                                          2,000             4,878        0.00%
                                 KOMORI                                                 5,000           116,240        0.04%
                                 KURITA WATER IND                                       3,100            74,825        0.02%
                                 MAEDA                                                  2,000             7,267        0.00%
                                 MAEDA ROAD CONST                                       1,000             7,876        0.00%
                                 MAKINO MILLING                                         1,000            12,772        0.00%
                                 MARUBENI                                               6,000            36,384        0.01%
                                 MATSUDA SANGYO                                           700            17,637        0.01%
                                 MATSUSHITA ELEC WORKS                                  2,000            22,884        0.01%
                                 MEITEC                                                   300             9,655        0.00%
                                 MITSUBISHI                                             3,800            88,020        0.03%
                                 MITSUI                                                 6,000           111,793        0.04%
                                 MIURA                                                    500            12,958        0.00%
                                 MOSHI MOSHI                                              650            30,057        0.01%
                                 NABTESCO                                               5,000            65,636        0.02%
                                 NACHI FUJIKOSHI                                        1,000             5,031        0.00%
                                 NAGASE                                                 1,000            12,577        0.00%
                                 NEC NETWORKS                                             300             3,788        0.00%
                                 NGK INSULATORS                                         2,000            41,160        0.01%
                                 NIPPEI TOYAMA                                          1,000            11,586        0.00%
                                 NIPPON EXPRESS                                         4,000            25,035        0.01%
                                 NIPPON KONPO UNYU                                      5,000            69,871        0.02%
                                 NIPPON THOMPSON                                        2,000            18,480        0.01%
                                 NISHI-NIPPON RAIL                                     10,000            41,668        0.01%
                                 NITTO BOSEKI                                          10,000            36,502        0.01%
                                 NORITZ                                                   200             3,828        0.00%
                                 OBAYASHI                                               4,000            25,746        0.01%
                                 OKAMOTO MACHINE                                        1,000             4,827        0.00%
                                 OKK                                                    3,000            11,865        0.00%
                                 OKUMURA                                                2,000            10,942        0.00%
                                 O-M                                                    3,000            17,557        0.01%
                                 ORGANO                                                 3,000            42,100        0.01%
                                 SANKI ENGINEERING                                      1,000             6,411        0.00%
                                 SATO                                                   2,100            42,329        0.01%
                                 SHIMIZU                                               13,000            79,602        0.03%
                                 SHINMAYWA                                              1,000             5,166        0.00%
                                 SINTOKOGIO                                               600             8,613        0.00%
                                 SMC                                                      200            26,780        0.01%
                                 SUMITOMO ELEC IND                                      1,100            16,694        0.01%
                                 SUMITOMO HEAVY                                         1,000             9,943        0.00%
                                 TAIKISHA                                               1,500            17,036        0.01%
                                 TAKUMA                                                 3,000            20,301        0.01%
                                 THK                                                    1,700            39,953        0.01%
                                 TODA                                                   3,000            14,330        0.00%
                                 TOKIMEC                                                4,000            10,265        0.00%
                                 TOKYU                                                  1,000             7,775        0.00%
                                 TOPPAN PRINTING                                        2,000            20,834        0.01%
                                 TOSHIBA PLANT SYSTEMS                                  1,000             7,580        0.00%
                                 TSUBAKIMOTO CHAIN                                      6,000            37,654        0.01%
                                 USHIO                                                  4,600            88,630        0.03%
                                 WAKACHIKU CONST ***                                    8,000             8,401        0.00%
                                 WEST JPN RAIL00                                            2             9,214        0.00%
                                 YUASA TRADING                                         13,000            24,552        0.01%
                                 YUSEN AIR & SEA                                        3,700           101,215        0.03%
                                                                                                ---------------   ---------
                                                                                                      2,420,052        0.77%
                                                                                                ---------------   ---------
              Technology
                                 ALPHA SYSTEMS                                            200             5,928        0.01%
                                 ARGO GRAPHICS                                          1,400            21,319        0.01%
                                 CSK HLD                                                  300            12,551        0.00%
                                 DISCO                                                    100             6,098        0.00%
                                 EIZO NANAO                                             1,000            32,945        0.01%
                                 ENPLAS                                                 1,700            27,658        0.01%
                                 EPSON TOYOKOM                                          1,000             7,241        0.00%
                                 HIROSE ELECTRIC                                          200            24,002        0.01%
                                 HITACHI                                               13,000           100,631        0.03%
                                 HITACHI INFO SYS                                         200             4,412        0.00%
                                 HITACHI KOKUSAI ELEC                                   3,000            34,732        0.01%
                                 HITACHI SOFTWARE                                         100             2,075        0.00%
                                 HOSHIDEN                                               9,100           130,248        0.04%
                                 ITOCHU TECHNO-SOLUTIONS                                  700            33,496        0.01%
                                 KAGA ELECTRONICS                                         100             1,791        0.00%
                                 LASERTEC                                                 300             6,606        0.00%
                                 MIMASU SEMICOND                                          300             6,377        0.00%
                                 NIDEC SANKYO                                           5,000            39,255        0.01%
                                 NIHON UNISYS                                           1,600            22,955        0.01%
                                 NIPPON ELEC GLASS                                      7,000           122,422        0.04%
                                 NS SOLUTIONS                                             600            15,118        0.00%
                                 OKI ELECTRIC IND ***                                   7,000            13,458        0.00%
                                 ORACLE                                                   200             9,604        0.00%
                                 OSAKI ELECTRIC                                         2,000            20,224        0.01%
                                 OTSUKA SHOKAI                                            200            19,107        0.01%
                                 SANKEN ELECTRIC                                        2,000            20,936        0.01%
                                 SHINKAWA                                               1,800            41,465        0.01%
                                 SUMIDA CORP                                              200             3,574        0.00%
                                 TOKO                                                  35,000           133,686        0.04%
                                 TOSHIBA                                                4,000            26,661        0.01%
                                 TOSHIBA TEC                                           10,000            59,708        0.02%
                                 TREND                                                  4,500           122,719        0.04%
                                 UNIDEN                                                 3,000            23,223        0.01%
                                 YAMAICHI ELEC                                            700             5,365        0.00%
                                 YAMATAKE                                               1,200            27,745        0.01%
                                 YOKOGAWA ELECTRIC                                        700            10,707        0.00%
                                                                                                ---------------   ---------
                                                                                                      1,196,042        0.37%
                                                                                                ---------------   ---------
              Utilities
                                 OKINAWA ELE                                            1,400            87,267        0.03%
                                 TOKYO ELE                                              1,200            40,958        0.01%
                                                                                                ---------------   ---------
                                                                                                        128,225        0.04%
                                                                                                ---------------   ---------

                                                                                                ---------------   ---------
                                   Total Japan                                                        9,131,042        2.91%
                                                                                                ---------------   ---------
      Mexico
              Communications
                                 AMERICA MOVIL SAB   DE CV                              3,143           150,204        0.05%
                                 TELEFONOS DE MEXICO SA TELMEX, ADR                    11,023           368,168        0.12%
                                                                                                ---------------   ---------
                                   Total Mexico                                                         518,372        0.17%
                                                                                                ---------------   ---------
      Netherlands
              Financial
                                 ABN AMRO HOLDING NV, ADR                              36,060         1,551,301        0.49%
              Technology
                                 STMICROELECTRONICS NV, ADR                             2,052            39,398        0.02%
                                                                                                ---------------   ---------
                                   Total Netherlands                                                  1,590,699        0.51%
                                                                                                ---------------   ---------
      People's Republic of China
              Financial
                                 SINA CORP SHS ***                                        860            28,905        0.01%
                                                                                                ---------------   ---------
      Peru
              Basic Materials
                                 COMPANIA DE MINAS BUENAVENTURA, ADR                      500            14,975        0.01%
                                                                                                ---------------   ---------
      Philippines
              Communications
                                 PHILIPPINE LONG DIST SP, ADR                           2,537           133,954        0.04%
                                                                                                ---------------   ---------
      South Africa
              Basic Materials
                                 GOLD FIELDS LTD NEW, ADR                               2,020            37,330        0.01%
                                                                                                ---------------   ---------
      South Korea
              Financial
                                 KOOKMIN BANK, ADR                                        943            85,011        0.03%
                                                                                                ---------------   ---------

                                 Total common stocks non-United States
                                   (proceeds - $17,536,133)                                          18,019,262        5.75%
                                                                                                ---------------   ---------

                                 Total investment securities sold short
                                   (proceeds - $251,905,350)                                    $   257,407,212       82.11%
                                                                                                ===============   =========

  * - Non-income producing security.

 ** - pledged as collateral for the trading of forwards and options on forward contracts.

*** - Security did not pay a dividend during the previous twelve months.

ADR - American Depository Receipt

                      NOTES TO THE SCHEDULE OF INVESTMENTS
                                   (Unaudited)

Note 1.     PORTFOLIO VALUATION

            A.    Futures and Forward Currency Contracts

                  Investment transactions are accounted for on the trade date. Gains or losses are realized when contracts are liquidated. Net unrealized gains or losses on open contracts (the difference between contract purchase price and market price) are reflected in the statement of assets and liabilities. The market value of futures contracts is determined by various futures exchanges, and reflects the settlement price for each contract as of the close of business of the last business day of the reporting period. The market value of forward currency contracts is extrapolated on a forward basis from the spot prices quoted as of 3:00 P.M. (E.T.) of the last business day of the reporting period. Any change in net unrealized gain or loss from the preceding period is reported in the statement of operations. Brokerage commissions include other trading fees and are charged to expense when contracts are opened.

            B.    Investment Securities

                  Securities listed or quoted on an exchange and national market issues traded in the over-the-counter market are valued at the last reported sales price on the valuation date. Securities transactions are recorded on the trade date. Realized gains and losses from security transactions are determined using the identified cost method. Any change in net unrealized gain or loss from the preceding period is reported in the statement of operations. Brokerage commissions are recorded on the accrual basis and are reflected as an adjustment to cost or proceeds at the time of the transaction. Other securities brokerage fees and stock loan fees are recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Interest is recorded on the accrual basis. U.S. government securities are stated at cost plus accrued interest, which approximates market value.

            C.    Options

                  The market value of option (non-exchange traded) contracts is calculated by applying an industry-standard adaptation of the Black-Scholes options valuation model to foreign currency options, using as input, the spot prices, interest rates and option implied volatilities quoted as of 3:00 P.M. (E.T.) on the last business day of the reporting period.

            D.    Foreign Currency Transactions

                  The Trust's functional currency is the U.S. dollar; however, it transacts business in currencies other than the U.S. dollar. Assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect at the date of the statement of assets and liabilities. Income and expense items denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect during the period. Gains and losses resulting from the translation to U.S. dollars are reported in income.

                      NOTES TO THE SCHEDULE OF INVESTMENTS
                                   (Unaudited)

Note 2.     INVESTMENTS

            The U.S. federal income tax basis of the Trusts investment at March 31, 2007 was as follows:

            Investment securities                             260,628,858
            Securities sold short                            (257,407,212)
            Purchased options on forward currency contracts       188,532
            Written options on forward currency contracts         (90,986)
            Open forward currency contracts                     1,211,077
            Open futures contracts                                672,778

            The U.S. federal income tax basis of the Trust's investments are substantially similar to their fair values under generally accepted accounting principles in the United States of America as the Trust has made certain tax elections to mark such securities to market value. Net unrealized appreciation for federal income tax purposes was $643,788 (gross unrealized appreciation was $867,301 and gross unrealized depreciation was $223,513).

Item 2. Controls and Procedures

a) The registrant's principle executive and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure require by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant The Campbell Multi-Strategy Trust


By          /s/ Gregory T. Donovan
            -----------------------------------------------------
            Gregory T. Donovan, Treasurer and Assistant Secretary

Date        May 30, 2007

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /s/ Theresa D. Becks
            -----------------------------------------------------
            Theresa D. Becks, Chief Executive Officer

Date        May 30, 2007


By          /s/ Gregory T. Donovan
            -----------------------------------------------------
            Gregory T. Donovan, Treasurer and Assistant Secretary

Date        May 30, 2007